PSF PGIM FLEXIBLE MANAGED PORTFOLIO
SCHEDULE OF INVESTMENTS	as of September 30, 2022 (unaudited)
	Shares	Value
Long-Term Investments — 92.1%
Common Stocks — 60.1%
Aerospace & Defense — 1.1%
BAE Systems PLC (United Kingdom)	9,579	$84,165
General Dynamics Corp.	25,300	5,367,901
Howmet Aerospace, Inc.	224,200	6,934,506
Huntington Ingalls Industries, Inc.	3,200	708,800
Lockheed Martin Corp.	20,900	8,073,461
Northrop Grumman Corp.	10,100	4,750,232
Raytheon Technologies Corp.	56,600	4,633,276
Textron, Inc.	42,200	2,458,572
Thales SA (France)	324	35,703
TransDigm Group, Inc.	17,900	9,394,278
		42,440,894
Air Freight & Logistics — 0.3%
FedEx Corp.	88,500	13,139,595
Airlines — 0.2%
Alaska Air Group, Inc.*	156,300	6,119,145
Deutsche Lufthansa AG (Germany)*	1,806	10,381
Qantas Airways Ltd. (Australia)*	2,977	9,554
Singapore Airlines Ltd. (Singapore)*	4,200	14,844
Southwest Airlines Co.*	93,500	2,883,540
		9,037,464
Auto Components — 0.1%
BorgWarner, Inc.(a)	74,100	2,326,740
Automobiles — 1.7%
Bayerische Motoren Werke AG (Germany)	1,021	69,201
Ferrari NV (Italy)	375	69,445
Ford Motor Co.	413,800	4,634,560
Honda Motor Co. Ltd. (Japan)	5,000	108,529
Mazda Motor Corp. (Japan)	31,400	208,501
Mercedes-Benz Group AG (Germany)	2,424	122,574
Stellantis NV	24,957	294,803
Suzuki Motor Corp. (Japan)	1,200	37,356
Tesla, Inc.*	227,400	60,317,850
Toyota Motor Corp. (Japan)	13,200	172,530
Volkswagen AG (Germany)	88	14,341
		66,049,690
Banks — 2.4%
Australia & New Zealand Banking Group Ltd. (Australia)	8,339	122,073
Banco Santander SA (Spain)	37,682	87,682
Bank Hapoalim BM (Israel)	4,211	35,547
Bank Leumi Le-Israel BM (Israel)	34,068	290,967
Bank of America Corp.	487,600	14,725,520
Barclays PLC (United Kingdom)	189,362	301,301
BNP Paribas SA (France)	3,334	140,826
Citigroup, Inc.	210,050	8,752,784
Citizens Financial Group, Inc.	156,300	5,370,468
Commerzbank AG (Germany)*	3,294	23,450
Commonwealth Bank of Australia (Australia)	2,191	127,461
DBS Group Holdings Ltd. (Singapore)	16,900	390,954
DNB Bank ASA (Norway)	10,338	164,044
HSBC Holdings PLC (United Kingdom)	35,899	185,880
	Shares	Value
Common Stocks (continued)
Banks (cont’d.)
ING Groep NV (Netherlands)	11,115	$95,238
Israel Discount Bank Ltd. (Israel) (Class A Stock)	44,378	223,457
JPMorgan Chase & Co.	174,394	18,224,173
KeyCorp	322,500	5,166,450
Lloyds Banking Group PLC (United Kingdom)	695,750	314,471
M&T Bank Corp.	42,300	7,458,336
National Australia Bank Ltd. (Australia)	1,368	25,329
NatWest Group PLC (United Kingdom)	102,659	255,695
Nordea Bank Abp (Finland)	10,332	88,424
Oversea-Chinese Banking Corp. Ltd. (Singapore)	10,000	81,939
Swedbank AB (Sweden) (Class A Stock)	2,800	36,752
Truist Financial Corp.	135,200	5,886,608
U.S. Bancorp	43,000	1,733,760
Wells Fargo & Co.	561,500	22,583,530
		92,893,119
Beverages — 1.2%
Coca-Cola Co. (The)	269,500	15,097,390
Constellation Brands, Inc. (Class A Stock)	17,800	4,088,304
Diageo PLC (United Kingdom)	2,275	95,763
Heineken Holding NV (Netherlands)	341	23,344
Heineken NV (Netherlands)	1,592	139,031
PepsiCo, Inc.	172,200	28,113,372
		47,557,204
Biotechnology — 1.4%
AbbVie, Inc.	118,700	15,930,727
Amgen, Inc.	21,600	4,868,640
Gilead Sciences, Inc.	198,950	12,273,225
Moderna, Inc.*	25,800	3,050,850
Swedish Orphan Biovitrum AB (Sweden)*	494	9,548
United Therapeutics Corp.*	4,400	921,272
Vertex Pharmaceuticals, Inc.*	57,800	16,735,412
		53,789,674
Building Products — 0.1%
AGC, Inc. (Japan)	600	18,679
Assa Abloy AB (Sweden) (Class B Stock)	2,997	56,152
Builders FirstSource, Inc.*	32,800	1,932,576
Carrier Global Corp.	19,200	682,752
Cie de Saint-Gobain (France)	6,230	222,758
Nibe Industrier AB (Sweden) (Class B Stock)	4,437	39,579
Owens Corning	35,600	2,798,516
Xinyi Glass Holdings Ltd. (China)	6,000	8,677
		5,759,689
Capital Markets — 1.7%
3i Group PLC (United Kingdom)	15,710	188,637
Ameriprise Financial, Inc.	26,700	6,727,065
A1

PSF PGIM FLEXIBLE MANAGED PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2022 (unaudited)
	Shares	Value
Common Stocks (continued)
Capital Markets (cont’d.)
Amundi SA (France), 144A	180	$7,494
ASX Ltd. (Australia)	420	19,330
Bank of New York Mellon Corp. (The)	65,600	2,526,912
Charles Schwab Corp. (The)	178,200	12,807,234
CME Group, Inc.	45,000	7,970,850
Deutsche Bank AG (Germany)	6,160	45,608
Deutsche Boerse AG (Germany)	568	93,110
FactSet Research Systems, Inc.	11,600	4,641,276
Goldman Sachs Group, Inc. (The)	38,000	11,135,900
Hargreaves Lansdown PLC (United Kingdom)	1,106	10,592
Intercontinental Exchange, Inc.	20,800	1,879,280
Invesco Ltd.	86,800	1,189,160
Julius Baer Group Ltd. (Switzerland)	656	28,627
Macquarie Group Ltd. (Australia)	3,191	311,315
MarketAxess Holdings, Inc.	9,300	2,069,157
Morgan Stanley	46,500	3,673,965
MSCI, Inc.	9,400	3,964,826
Nasdaq, Inc.	29,400	1,666,392
Partners Group Holding AG (Switzerland)	68	54,725
Raymond James Financial, Inc.	8,500	839,970
Schroders PLC (United Kingdom)	2,394	10,290
Singapore Exchange Ltd. (Singapore)	29,100	190,907
State Street Corp.	23,800	1,447,278
UBS Group AG (Switzerland)	28,007	406,325
Virtu Financial, Inc. (Class A Stock)	79,200	1,644,984
		65,551,209
Chemicals — 1.0%
Albemarle Corp.	27,500	7,272,100
Arkema SA (France)	182	13,264
Celanese Corp.	57,300	5,176,482
Chemours Co. (The)	52,600	1,296,590
Clariant AG (Switzerland)*	660	10,543
Corteva, Inc.	42,400	2,423,160
DuPont de Nemours, Inc.	32,700	1,648,080
ICL Group Ltd. (Israel)	23,324	186,929
Linde PLC (United Kingdom)	35,200	9,489,568
LyondellBasell Industries NV (Class A Stock)	115,200	8,672,256
Mitsui Chemicals, Inc. (Japan)	600	11,695
Nitto Denko Corp. (Japan)	500	27,073
OCI NV (Netherlands)	756	27,678
Shin-Etsu Chemical Co. Ltd. (Japan)	2,900	286,975
Solvay SA (Belgium)	469	36,311
Sumitomo Chemical Co. Ltd. (Japan)	4,400	15,134
Tosoh Corp. (Japan)	19,700	219,564
Yara International ASA (Brazil)	4,237	148,698
		36,962,100
Commercial Services & Supplies — 0.3%
Brambles Ltd. (Australia)	4,370	31,969
Rentokil Initial PLC (United Kingdom)	5,306	28,124
Securitas AB (Sweden) (Class B Stock)	2,778	19,285
TOPPAN, Inc. (Japan)	8,800	131,085
	Shares	Value
Common Stocks (continued)
Commercial Services & Supplies (cont’d.)
Waste Management, Inc.	74,200	$11,887,582
		12,098,045
Communications Equipment — 0.6%
Arista Networks, Inc.*	96,800	10,927,752
Cisco Systems, Inc.	322,400	12,896,000
Nokia OYJ (Finland)	68,532	294,212
		24,117,964
Construction & Engineering — 0.0%
Eiffage SA (France)	250	20,048
Kajima Corp. (Japan)	1,300	12,322
Taisei Corp. (Japan)	600	16,640
Vinci SA (France)	4,289	346,812
		395,822
Construction Materials — 0.2%
Eagle Materials, Inc.	66,600	7,138,188
Consumer Finance — 0.4%
Capital One Financial Corp.	105,900	9,760,803
Synchrony Financial	218,900	6,170,791
		15,931,594
Containers & Packaging — 0.3%
Berry Global Group, Inc.*	14,400	670,032
International Paper Co.	29,200	925,640
Westrock Co.	274,500	8,479,305
		10,074,977
Distributors — 0.1%
D’ieteren Group (Belgium)	80	11,272
LKQ Corp.	78,800	3,715,420
		3,726,692
Diversified Financial Services — 0.8%
Berkshire Hathaway, Inc. (Class B Stock)*	121,050	32,322,771
Industrivarden AB (Sweden) (Class A Stock)	380	7,654
Investor AB (Sweden) (Class A Stock)	1,443	22,112
ORIX Corp. (Japan)	13,800	193,325
		32,545,862
Diversified Telecommunication Services — 0.7%
AT&T, Inc.	364,700	5,594,498
Bezeq The Israeli Telecommunication Corp. Ltd. (Israel)	12,038	19,678
Deutsche Telekom AG (Germany)	14,393	244,993
Elisa OYJ (Finland)	435	19,709
Koninklijke KPN NV (Netherlands)	86,992	235,432
Spark New Zealand Ltd. (New Zealand)	11,755	32,888
Telefonica Deutschland Holding AG (Germany)	68,471	138,436
Telia Co. AB (Sweden)	8,018	23,093
Telstra Corp. Ltd. (Australia)	12,628	31,182

A2

PSF PGIM FLEXIBLE MANAGED PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2022 (unaudited)
	Shares	Value
Common Stocks (continued)
Diversified Telecommunication Services (cont’d.)
Verizon Communications, Inc.	513,788	$19,508,530
		25,848,439
Electric Utilities — 1.1%
CK Infrastructure Holdings Ltd. (Hong Kong)	2,000	10,201
Edison International	210,700	11,921,406
Endesa SA (Spain)	6,580	98,829
Enel SpA (Italy)	77,147	316,397
Exelon Corp.	334,700	12,537,862
FirstEnergy Corp.	156,900	5,805,300
Iberdrola SA (Spain)	18,269	170,343
NextEra Energy, Inc.	9,000	705,690
NRG Energy, Inc.(a)	136,700	5,231,509
Power Assets Holdings Ltd. (Hong Kong)	4,500	22,557
PPL Corp.	148,600	3,767,010
Red Electrica Corp. SA (Spain)	769	11,801
SSE PLC (United Kingdom)	14,458	244,138
Terna - Rete Elettrica Nazionale (Italy)	4,240	25,824
		40,868,867
Electrical Equipment — 0.2%
ABB Ltd. (Switzerland)	4,928	127,238
AMETEK, Inc.	12,000	1,360,920
Emerson Electric Co.	69,200	5,066,824
Hubbell, Inc.	4,200	936,600
Prysmian SpA (Italy)	775	22,199
		7,513,781
Electronic Equipment, Instruments & Components — 0.3%
Amphenol Corp. (Class A Stock)	12,600	843,696
CDW Corp.	11,400	1,779,312
Corning, Inc.	183,600	5,328,072
Hamamatsu Photonics KK (Japan)	5,300	227,170
Ibiden Co. Ltd. (Japan)	400	10,935
Jabil, Inc.	28,000	1,615,880
Keysight Technologies, Inc.*	21,600	3,398,976
TDK Corp. (Japan)	4,200	129,656
Venture Corp. Ltd. (Singapore)	2,600	29,544
		13,363,241
Energy Equipment & Services — 0.2%
Halliburton Co.	285,800	7,036,396
Entertainment — 0.8%
Electronic Arts, Inc.	32,300	3,737,433
Konami Group Corp. (Japan)	300	13,891
Netflix, Inc.*	17,000	4,002,480
Nintendo Co. Ltd. (Japan)	3,800	153,270
Toho Co. Ltd. (Japan)	400	14,545
Walt Disney Co. (The)*	223,100	21,045,023
Warner Bros Discovery, Inc.*(a)	58,400	671,600
		29,638,242
Equity Real Estate Investment Trusts (REITs) — 1.6%
American Tower Corp.	12,800	2,748,160
Camden Property Trust	23,700	2,830,965
	Shares	Value
Common Stocks (continued)
Equity Real Estate Investment Trusts (REITs) (cont’d.)
Dexus (Australia)	12,896	$64,152
Douglas Emmett, Inc.(a)	39,000	699,270
EPR Properties	34,900	1,251,514
Equinix, Inc.	9,200	5,233,328
Equity Residential	10,500	705,810
Federal Realty Investment Trust	8,100	729,972
Goodman Group (Australia)	19,591	198,003
Healthpeak Properties, Inc.	53,200	1,219,344
Host Hotels & Resorts, Inc.	348,600	5,535,768
Iron Mountain, Inc.(a)	56,000	2,462,320
Klepierre SA (France)*	6,249	108,640
Mapletree Pan Asia Commercial Trust (Singapore)	7,500	8,929
Prologis, Inc.	38,400	3,901,440
Public Storage	34,800	10,189,788
Regency Centers Corp.	20,000	1,077,000
SBA Communications Corp.	19,000	5,408,350
Scentre Group (Australia)	8,151	13,318
Simon Property Group, Inc.	61,300	5,501,675
Stockland (Australia)	25,447	53,256
UDR, Inc.	33,100	1,380,601
Ventas, Inc.	110,500	4,438,785
Vicinity Centres (Australia)	11,837	13,198
Warehouses De Pauw CVA (Belgium)	456	11,200
Weyerhaeuser Co.	159,300	4,549,608
		60,334,394
Food & Staples Retailing — 0.8%
Albertson’s Cos., Inc. (Class A Stock)	269,800	6,707,228
Carrefour SA (France)	1,718	23,827
Coles Group Ltd. (Australia)	3,495	36,846
Costco Wholesale Corp.	48,400	22,857,868
J Sainsbury PLC (United Kingdom)	4,128	7,994
Jeronimo Martins SGPS SA (Portugal)	860	16,016
Kesko OYJ (Finland) (Class B Stock)	3,410	63,620
Koninklijke Ahold Delhaize NV (Netherlands)	13,373	340,630
Tesco PLC (United Kingdom)	22,967	52,711
Walmart, Inc.	18,800	2,438,360
Woolworths Group Ltd. (Australia)	3,570	77,578
		32,622,678
Food Products — 0.8%
Archer-Daniels-Midland Co.	98,200	7,900,190
Kraft Heinz Co. (The)	117,400	3,915,290
Mowi ASA (Norway)	1,258	16,001
Nestle SA	7,192	777,868
Orkla ASA (Norway)	10,287	74,779
Pilgrim’s Pride Corp.*	208,000	4,788,160
Post Holdings, Inc.*	27,500	2,252,525
Tyson Foods, Inc. (Class A Stock)	174,100	11,478,413
WH Group Ltd. (Hong Kong), 144A	274,000	172,329
Wilmar International Ltd. (China)	99,000	263,379
		31,638,934
Gas Utilities — 0.1%
National Fuel Gas Co.	10,500	646,275

A3

PSF PGIM FLEXIBLE MANAGED PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2022 (unaudited)
	Shares	Value
Common Stocks (continued)
Gas Utilities (cont’d.)
Osaka Gas Co. Ltd. (Japan)	1,100	$16,584
Snam SpA (Italy)	5,797	23,431
Tokyo Gas Co. Ltd. (Japan)	1,200	20,257
UGI Corp.	37,700	1,218,841
		1,925,388
Health Care Equipment & Supplies — 1.5%
Abbott Laboratories	205,800	19,913,208
Baxter International, Inc.	90,000	4,847,400
Edwards Lifesciences Corp.*	142,500	11,774,775
Medtronic PLC	226,500	18,289,875
Olympus Corp. (Japan)	3,800	73,103
Zimmer Biomet Holdings, Inc.	37,600	3,931,080
		58,829,441
Health Care Providers & Services — 2.3%
Cigna Corp.	19,900	5,521,653
CVS Health Corp.	186,900	17,824,653
Elevance Health, Inc.	34,300	15,580,432
Fresenius SE & Co. KGaA (Germany)	1,240	26,431
McKesson Corp.	18,400	6,253,608
Medipal Holdings Corp. (Japan)	6,500	82,663
Sonic Healthcare Ltd. (Australia)	12,522	244,244
UnitedHealth Group, Inc.	84,900	42,877,896
		88,411,580
Hotels, Restaurants & Leisure — 1.2%
Aristocrat Leisure Ltd. (Australia)	9,100	191,888
Booking Holdings, Inc.*	1,100	1,807,531
Chipotle Mexican Grill, Inc.*	6,800	10,218,768
Compass Group PLC (United Kingdom)	10,836	215,771
Evolution AB (Sweden), 144A	1,217	96,201
Genting Singapore Ltd. (Singapore)	18,200	9,891
Hilton Worldwide Holdings, Inc.	47,300	5,705,326
InterContinental Hotels Group PLC (United Kingdom)	528	25,429
La Francaise des Jeux SAEM (France), 144A	6,964	206,580
Marriott International, Inc. (Class A Stock)	76,400	10,706,696
McDonald’s Corp.	23,500	5,422,390
Oriental Land Co. Ltd. (Japan)	900	122,066
Sodexo SA (France)	253	19,000
Starbucks Corp.	156,800	13,211,968
Whitbread PLC (United Kingdom)	364	9,227
		47,968,732
Household Durables — 0.1%
Berkeley Group Holdings PLC (United Kingdom)	340	12,422
Mohawk Industries, Inc.*	30,500	2,781,295
Sekisui House Ltd. (Japan)	1,900	31,469
Sony Group Corp. (Japan)	500	32,207
Toll Brothers, Inc.	17,200	722,400
		3,579,793
	Shares	Value
Common Stocks (continued)
Household Products — 0.9%
Essity AB (Sweden) (Class B Stock)	1,830	$36,155
Henkel AG & Co. KGaA (Germany)	279	15,812
Kimberly-Clark Corp.	101,700	11,445,318
Procter & Gamble Co. (The)	175,105	22,107,006
Reckitt Benckiser Group PLC (United Kingdom)	3,776	250,279
		33,854,570
Independent Power & Renewable Electricity Producers — 0.1%
AES Corp. (The)	239,700	5,417,220
Meridian Energy Ltd. (New Zealand)	4,020	10,787
		5,428,007
Industrial Conglomerates — 0.5%
CK Hutchison Holdings Ltd. (United Kingdom)	8,000	44,050
DCC PLC (United Kingdom)	294	15,268
Honeywell International, Inc.	112,900	18,850,913
Jardine Matheson Holdings Ltd. (Hong Kong)	5,600	283,125
Lifco AB (Sweden) (Class B Stock)	736	10,210
Smiths Group PLC (United Kingdom)	10,385	172,983
		19,376,549
Insurance — 1.4%
Ageas SA/NV (Belgium)	513	18,710
AIA Group Ltd. (Hong Kong)	8,000	66,607
American International Group, Inc.	192,200	9,125,656
AXA SA (France)	16,191	353,497
Chubb Ltd.	89,300	16,241,884
Dai-ichi Life Holdings, Inc. (Japan)	17,700	281,436
Gjensidige Forsikring ASA (Norway)	624	10,707
Globe Life, Inc.	7,200	717,840
Japan Post Holdings Co. Ltd. (Japan)	7,300	48,364
Japan Post Insurance Co. Ltd. (Japan)	16,700	233,902
Legal & General Group PLC (United Kingdom)	18,154	43,333
Marsh & McLennan Cos., Inc.	71,300	10,644,377
Medibank Private Ltd. (Australia)	7,700	17,211
MetLife, Inc.	60,300	3,665,034
MS&AD Insurance Group Holdings, Inc. (Japan)	1,300	34,427
NN Group NV (Netherlands)	6,769	263,273
Poste Italiane SpA (Italy), 144A	12,086	91,310
Progressive Corp. (The)	66,700	7,751,207
Reinsurance Group of America, Inc.	7,600	956,156
Sampo OYJ (Finland) (Class A Stock)	1,501	64,080
Sompo Holdings, Inc. (Japan)	6,500	260,074
Suncorp Group Ltd. (Australia)	4,616	29,787
Tokio Marine Holdings, Inc. (Japan)	3,800	67,538
Unum Group	39,600	1,536,480
Zurich Insurance Group AG (Switzerland)	442	176,204
		52,699,094
Interactive Media & Services — 2.9%
Alphabet, Inc. (Class A Stock)*	452,200	43,252,930

A4

PSF PGIM FLEXIBLE MANAGED PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2022 (unaudited)
	Shares	Value
Common Stocks (continued)
Interactive Media & Services (cont’d.)
Alphabet, Inc. (Class C Stock)*	432,640	$41,598,336
Meta Platforms, Inc. (Class A Stock)*	214,850	29,150,848
		114,002,114
Internet & Direct Marketing Retail — 2.0%
Amazon.com, Inc.*	663,300	74,952,900
eBay, Inc.	42,000	1,546,020
		76,498,920
IT Services — 2.6%
Accenture PLC (Class A Stock)	55,750	14,344,475
Automatic Data Processing, Inc.	56,300	12,734,497
Capgemini SE (France)	1,780	284,979
Cognizant Technology Solutions Corp. (Class A Stock)	110,600	6,352,864
Computershare Ltd. (Australia)	4,836	77,135
DXC Technology Co.*	45,300	1,108,944
Edenred (France)	384	17,691
EPAM Systems, Inc.*	6,200	2,245,578
International Business Machines Corp.	56,100	6,665,241
Mastercard, Inc. (Class A Stock)	101,000	28,718,340
Nomura Research Institute Ltd. (Japan)	1,100	26,865
NTT Data Corp. (Japan)	19,700	254,467
Obic Co. Ltd. (Japan)	200	26,819
Otsuka Corp. (Japan)	400	12,475
TIS, Inc. (Japan)	700	18,585
Visa, Inc. (Class A Stock)(a)	160,100	28,441,765
		101,330,720
Leisure Products — 0.0%
Bandai Namco Holdings, Inc. (Japan)	700	45,618
Shimano, Inc. (Japan)	1,400	219,051
		264,669
Life Sciences Tools & Services — 1.0%
Agilent Technologies, Inc.	76,500	9,298,575
Danaher Corp.	38,200	9,866,678
Eurofins Scientific SE (Luxembourg)	98	5,818
IQVIA Holdings, Inc.*	48,900	8,857,746
Sotera Health Co.*	108,800	742,016
Thermo Fisher Scientific, Inc.	19,200	9,738,048
		38,508,881
Machinery — 0.9%
AGCO Corp.	28,500	2,740,845
Alfa Laval AB (Sweden)	870	21,573
ANDRITZ AG (Austria)	1,065	45,071
Atlas Copco AB (Sweden) (Class A Stock)	7,616	70,786
Atlas Copco AB (Sweden) (Class B Stock)	4,168	34,549
Caterpillar, Inc.	23,500	3,855,880
Deere & Co.	6,500	2,170,285
Epiroc AB (Sweden) (Class A Stock)	1,968	28,153
Epiroc AB (Sweden) (Class B Stock)	1,075	13,555
Esab Corp.	70,200	2,341,872
FANUC Corp. (Japan)	600	84,249
	Shares	Value
Common Stocks (continued)
Machinery (cont’d.)
Gates Industrial Corp. PLC*	160,600	$1,567,456
GEA Group AG (Germany)	456	14,758
Hitachi Construction Machinery Co. Ltd. (Japan)	12,400	230,451
IDEX Corp.	6,800	1,358,980
Indutrade AB (Sweden)	820	13,300
Komatsu Ltd. (Japan)	2,800	50,983
MINEBEA MITSUMI, Inc. (Japan)	1,100	16,273
MISUMI Group, Inc. (Japan)	900	19,379
NGK Insulators Ltd. (Japan)	5,100	63,478
PACCAR, Inc.	156,900	13,130,961
Parker-Hannifin Corp.(a)	22,800	5,524,668
Schindler Holding AG (Switzerland)	55	8,287
SMC Corp. (Japan)	700	284,879
Spirax-Sarco Engineering PLC (United Kingdom)	222	25,520
Timken Co. (The)	39,200	2,314,368
VAT Group AG (Switzerland), 144A	81	16,437
Volvo AB (Sweden) (Class A Stock)	612	9,056
Volvo AB (Sweden) (Class B Stock)	4,116	58,246
		36,114,298
Marine — 0.0%
AP Moller - Maersk A/S (Denmark) (Class A Stock)	9	15,901
AP Moller - Maersk A/S (Denmark) (Class B Stock)	117	212,616
Kuehne + Nagel International AG (Switzerland)	981	199,763
Mitsui OSK Lines Ltd. (Japan)	400	7,157
Nippon Yusen KK (Japan)	1,500	25,461
SITC International Holdings Co. Ltd. (China)	87,000	159,552
ZIM Integrated Shipping Services Ltd. (Israel)(a)	2,300	54,050
		674,500
Media — 0.3%
Comcast Corp. (Class A Stock)	380,600	11,162,998
Dentsu Group, Inc. (Japan)	700	19,899
Fox Corp. (Class A Stock)	37,500	1,150,500
Informa PLC (United Kingdom)	4,560	26,065
Publicis Groupe SA (France)	5,624	266,480
WPP PLC (United Kingdom)	27,300	225,367
		12,851,309
Metals & Mining — 0.1%
ArcelorMittal SA (Luxembourg)	11,758	233,964
BHP Group Ltd. (Australia)	15,403	382,890
BlueScope Steel Ltd. (Australia)	23,757	230,720
Fortescue Metals Group Ltd. (Australia)	25,375	272,410
Glencore PLC (Australia)	29,055	152,684
Nippon Steel Corp. (Japan)	2,500	34,696
Norsk Hydro ASA (Norway)	3,960	21,249
Rio Tinto Ltd. (Australia)	1,099	66,481
Rio Tinto PLC (Australia)	3,301	178,603
South32 Ltd. (Australia)	14,260	33,852

A5

PSF PGIM FLEXIBLE MANAGED PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2022 (unaudited)
	Shares	Value
Common Stocks (continued)
Metals & Mining (cont’d.)
Steel Dynamics, Inc.	40,300	$2,859,285
Sumitomo Metal Mining Co. Ltd. (Japan)	800	22,925
voestalpine AG (Austria)	338	5,726
		4,495,485
Multiline Retail — 0.4%
Dollar General Corp.	45,700	10,961,602
Next PLC (United Kingdom)	384	20,381
Target Corp.	18,700	2,774,893
Wesfarmers Ltd. (Australia)	350	9,569
		13,766,445
Multi-Utilities — 0.5%
DTE Energy Co.	19,300	2,220,465
E.ON SE (Germany)	30,336	233,065
Engie SA (France)	21,129	243,192
Public Service Enterprise Group, Inc.	34,800	1,956,804
Sempra Energy	89,900	13,479,606
		18,133,132
Oil, Gas & Consumable Fuels — 2.7%
BP PLC (United Kingdom)	53,884	257,479
Cheniere Energy, Inc.	4,800	796,368
Chevron Corp.	197,400	28,360,458
ConocoPhillips	189,800	19,424,132
Devon Energy Corp.	11,200	673,456
Diamondback Energy, Inc.	46,300	5,577,298
Eni SpA (Italy)	27,713	294,553
Equinor ASA (Norway)	10,826	357,028
Exxon Mobil Corp.	305,200	26,647,012
Inpex Corp. (Japan)	28,800	268,620
Marathon Petroleum Corp.	49,200	4,887,036
New Fortress Energy, Inc.(a)	40,000	1,748,400
Ovintiv, Inc.	15,000	690,000
Phillips 66	34,100	2,752,552
Pioneer Natural Resources Co.(a)	13,400	2,901,502
Shell PLC (Netherlands)	25,458	631,560
TotalEnergies SE (France)	6,889	323,195
Valero Energy Corp.	66,500	7,105,525
		103,696,174
Paper & Forest Products — 0.0%
Oji Holdings Corp. (Japan)	2,600	9,647
Stora Enso OYJ (Finland) (Class R Stock)	1,700	21,596
		31,243
Personal Products — 0.0%
Coty, Inc. (Class A Stock)*(a)	104,200	658,544
Haleon PLC (United Kingdom)*	15,766	49,158
L’Oreal SA (France)	721	230,534
Unilever PLC (United Kingdom)	13,246	582,027
		1,520,263
Pharmaceuticals — 3.0%
Astellas Pharma, Inc. (Japan)	5,500	72,860
	Shares	Value
Common Stocks (continued)
Pharmaceuticals (cont’d.)
AstraZeneca PLC (United Kingdom)	2,439	$268,118
Bayer AG (Germany)	4,413	203,327
Bristol-Myers Squibb Co.	333,000	23,672,970
Chugai Pharmaceutical Co. Ltd. (Japan)	2,000	49,966
Eli Lilly & Co.	20,800	6,725,680
GSK PLC	27,322	394,604
Ipsen SA (France)	3,051	282,370
Jazz Pharmaceuticals PLC*	16,200	2,159,298
Johnson & Johnson	141,548	23,123,281
Kyowa Kirin Co. Ltd. (Japan)	800	18,394
Merck & Co., Inc.	295,900	25,482,908
Merck KGaA (Germany)	913	147,797
Novartis AG (Switzerland)	9,664	736,754
Novo Nordisk A/S (Denmark) (Class B Stock)	4,909	489,024
Ono Pharmaceutical Co. Ltd. (Japan)	1,100	25,695
Orion OYJ (Finland) (Class B Stock)	323	13,601
Pfizer, Inc.	675,300	29,551,128
Roche Holding AG	2,631	856,477
Sanofi (France)	6,691	509,496
Shionogi & Co. Ltd. (Japan)	800	38,635
Takeda Pharmaceutical Co. Ltd. (Japan)	4,500	116,855
		114,939,238
Professional Services — 0.4%
CoStar Group, Inc.*	131,900	9,186,835
Leidos Holdings, Inc.	48,500	4,242,295
Randstad NV (Netherlands)	1,175	50,714
RELX PLC (United Kingdom)	5,829	142,436
Wolters Kluwer NV (Netherlands)	3,063	298,255
		13,920,535
Real Estate Management & Development — 0.0%
Aroundtown SA (Germany)	3,078	6,740
Azrieli Group Ltd. (Israel)	130	8,872
Capitaland Investment Ltd. (Singapore)	7,800	18,766
CK Asset Holdings Ltd. (Hong Kong)	6,000	36,020
Daito Trust Construction Co. Ltd. (Japan)	200	18,709
New World Development Co. Ltd. (Hong Kong)	5,000	14,200
Sino Land Co. Ltd. (Hong Kong)	12,000	15,784
Wharf Real Estate Investment Co. Ltd. (Hong Kong)	6,000	27,200
		146,291
Road & Rail — 0.4%
Ryder System, Inc.	34,200	2,581,758
Union Pacific Corp.	69,200	13,481,544
		16,063,302
Semiconductors & Semiconductor Equipment — 2.8%
Advantest Corp. (Japan)	600	27,708
Applied Materials, Inc.	75,000	6,144,750
ASML Holding NV (Netherlands)	723	299,524

A6

PSF PGIM FLEXIBLE MANAGED PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2022 (unaudited)
	Shares	Value
Common Stocks (continued)
Semiconductors & Semiconductor Equipment (cont’d.)
Broadcom, Inc.	53,400	$23,710,134
Enphase Energy, Inc.*	51,000	14,150,970
Infineon Technologies AG (Germany)	3,900	85,348
Intel Corp.	696,550	17,950,093
Lattice Semiconductor Corp.*	21,600	1,062,936
Microchip Technology, Inc.	131,800	8,043,754
Micron Technology, Inc.	66,200	3,316,620
Monolithic Power Systems, Inc.	2,700	981,180
NVIDIA Corp.	105,500	12,806,645
NXP Semiconductors NV (China)	29,700	4,381,047
QUALCOMM, Inc.	143,300	16,190,034
Rohm Co. Ltd. (Japan)	1,700	111,412
STMicroelectronics NV (Singapore)	2,000	62,155
SUMCO Corp. (Japan)	1,100	12,816
		109,337,126
Software — 5.2%
Adobe, Inc.*	40,950	11,269,440
Autodesk, Inc.*	9,000	1,681,200
Cadence Design Systems, Inc.*	63,000	10,296,090
Dassault Systemes SE (France)	8,947	308,896
Microsoft Corp.	591,700	137,806,930
Oracle Corp.	127,150	7,765,051
Paycom Software, Inc.*	37,900	12,506,621
Roper Technologies, Inc.	11,500	4,135,860
Salesforce, Inc.*	7,000	1,006,880
SAP SE (Germany)	330	26,893
ServiceNow, Inc.*	6,400	2,416,704
Synopsys, Inc.*	40,700	12,434,257
WiseTech Global Ltd. (Australia)	1,020	33,326
		201,688,148
Specialty Retail — 1.2%
AutoNation, Inc.*(a)	47,100	4,798,077
Bath & Body Works, Inc.	156,000	5,085,600
Chow Tai Fook Jewellery Group Ltd. (China)	11,200	21,049
Fast Retailing Co. Ltd. (Japan)	300	158,984
Home Depot, Inc. (The)	63,400	17,494,596
Industria de Diseno Textil SA (Spain)	14,035	289,635
JD Sports Fashion PLC (United Kingdom)	195,805	215,714
Lithia Motors, Inc.(a)	7,000	1,501,850
Lowe’s Cos., Inc.	44,200	8,301,202
Penske Automotive Group, Inc.(a)	24,800	2,441,064
TJX Cos., Inc. (The)	49,100	3,050,092
Ulta Beauty, Inc.*	7,300	2,928,687
USS Co. Ltd. (Japan)	700	10,811
		46,297,361
Technology Hardware, Storage & Peripherals — 4.2%
Apple, Inc.	1,077,800	148,951,960
Brother Industries Ltd. (Japan)	9,300	160,672
Dell Technologies, Inc. (Class C Stock)	73,700	2,518,329
Hewlett Packard Enterprise Co.	319,200	3,824,016
HP, Inc.	41,400	1,031,688
Pure Storage, Inc. (Class A Stock)*	191,600	5,244,092
	Shares	Value
Common Stocks (continued)
Technology Hardware, Storage & Peripherals (cont’d.)
Seiko Epson Corp. (Japan)	15,900	$217,106
Western Digital Corp.*	34,400	1,119,720
		163,067,583
Textiles, Apparel & Luxury Goods — 0.3%
Burberry Group PLC (United Kingdom)	1,180	23,571
Cie Financiere Richemont SA (Switzerland) (Class A Stock)	3,086	291,304
Deckers Outdoor Corp.*	4,500	1,406,745
Hermes International (France)	97	114,084
LVMH Moet Hennessy Louis Vuitton SE (France)	825	486,399
Moncler SpA (Italy)	612	24,985
NIKE, Inc. (Class B Stock)	32,400	2,693,088
PVH Corp.	120,000	5,376,000
Swatch Group AG (The) (Switzerland)	140	5,865
		10,422,041
Tobacco — 0.3%
British American Tobacco PLC (United Kingdom)	13,687	490,782
Imperial Brands PLC (United Kingdom)	2,561	52,661
Japan Tobacco, Inc. (Japan)	16,900	277,714
Philip Morris International, Inc.	133,500	11,081,835
		11,902,992
Trading Companies & Distributors — 0.3%
Brenntag SE (Germany)	3,293	199,068
Bunzl PLC (United Kingdom)	957	29,239
IMCD NV (Netherlands)	165	19,563
Marubeni Corp. (Japan)	32,300	281,833
Mitsubishi Corp. (Japan)	8,500	232,477
Mitsui & Co. Ltd. (Japan)	15,900	338,349
Sumitomo Corp. (Japan)	19,600	242,146
Univar Solutions, Inc.*	169,000	3,843,060
W.W. Grainger, Inc.(a)	5,300	2,592,707
WESCO International, Inc.*	17,100	2,041,398
		9,819,840
Water Utilities — 0.0%
Essential Utilities, Inc.	16,000	662,080
Wireless Telecommunication Services — 0.1%
SoftBank Group Corp. (Japan)	5,900	199,957
T-Mobile US, Inc.*	40,000	5,366,800
		5,566,757

Total Common Stocks (cost $2,001,101,601)		2,328,196,095
Exchange-Traded Fund — 0.0%
iShares MSCI EAFE ETF(a)	2,688	150,555
(cost $147,366)
Preferred Stocks — 0.0%
Automobiles — 0.0%
Bayerische Motoren Werke AG (Germany) (PRFC)	151	9,806

A7

PSF PGIM FLEXIBLE MANAGED PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2022 (unaudited)
	Shares	Value

Preferred Stocks (continued)
Automobiles (cont’d.)
Porsche Automobil Holding SE (Germany) (PRFC)	3,802	$214,216
Volkswagen AG (Germany) (PRFC)	555	67,817
		291,839
Banks — 0.0%
Citigroup Capital XIII, 9.176%(c), 3 Month LIBOR + 6.370%, Maturing 10/30/40	22,000	613,800

Total Preferred Stocks (cost $894,113)		905,639

Interest Rate	Maturity Date	Principal Amount (000)#
Asset-Backed Securities — 6.5%
Automobiles — 1.9%
AmeriCredit Automobile Receivables Trust,
Series 2019-02, Class C
2.740%	04/18/25		2,000	1,982,172
Series 2019-03, Class C
2.320%	07/18/25		3,400	3,349,329
Series 2021-02, Class C
1.010%	01/19/27		1,300	1,185,365
Series 2021-03, Class C
1.410%	08/18/27		1,300	1,186,912
Avis Budget Rental Car Funding AESOP LLC,
Series 2019-02A, Class A, 144A
3.350%	09/22/25		3,000	2,882,470
Series 2019-03A, Class A, 144A
2.360%	03/20/26		4,000	3,744,841
Series 2020-01A, Class A, 144A
2.330%	08/20/26		1,800	1,655,870
Series 2021-01A, Class A, 144A
1.380%	08/20/27		3,500	3,013,097
Series 2021-02A, Class A, 144A
1.660%	02/20/28		3,700	3,162,487
Series 2022-01A, Class A, 144A
3.830%	08/21/28		4,200	3,967,243
CarMax Auto Owner Trust,
Series 2021-02, Class C
1.340%	02/16/27		1,100	1,000,421
Series 2021-04, Class C
1.380%	07/15/27		800	724,071
Ford Auto Securitization Trust (Canada),
Series 2020-AA, Class A3, 144A
1.153%	11/15/25	CAD	3,600	2,478,966
Ford Credit Auto Owner Trust,
Series 2018-01, Class A, 144A
3.190%	07/15/31		2,500	2,403,362
Series 2019-01, Class A, 144A
3.520%	07/15/30		5,000	4,920,209
Series 2020-01, Class A, 144A
2.040%	08/15/31		3,600	3,347,484
Series 2020-02, Class A, 144A
1.060%	04/15/33		1,300	1,151,315
Interest Rate	Maturity Date	Principal Amount (000)#	Value
Asset-Backed Securities (continued)
Automobiles (cont’d.)
Series 2021-02, Class B, 144A
1.910%	05/15/34	500	$432,226
GM Financial Revolving Receivables Trust,
Series 2021-01, Class B, 144A
1.490%	06/12/34	200	170,353
Hertz Vehicle Financing III LP,
Series 2021-02A, Class A, 144A
1.680%	12/27/27	1,900	1,624,861
Hertz Vehicle Financing LLC,
Series 2021-01A, Class A, 144A
1.210%	12/26/25	2,100	1,921,854
Series 2022-02A, Class A, 144A
2.330%	06/26/28	4,700	4,108,846
OneMain Direct Auto Receivables Trust,
Series 2019-01A, Class A, 144A
3.630%	09/14/27	6,300	5,985,017
Series 2021-01A, Class B, 144A
1.260%	07/14/28	2,600	2,313,137
Santander Drive Auto Receivables Trust,
Series 2020-02, Class C
1.460%	09/15/25	403	400,431
Series 2020-03, Class C
1.120%	01/15/26	1,855	1,841,462
Series 2020-04, Class C
1.010%	01/15/26	1,484	1,466,927
Series 2021-02, Class C
0.900%	06/15/26	1,100	1,071,742
Series 2021-02, Class D
1.350%	07/15/27	2,300	2,167,333
Series 2021-03, Class C
0.950%	09/15/27	2,000	1,931,946
Series 2021-04, Class C
1.260%	02/16/27	2,700	2,579,462
Series 2022-01, Class C
2.560%	04/17/28	1,600	1,513,516
World Omni Select Auto Trust,
Series 2021-A, Class C
1.090%	11/15/27	600	549,775
			72,234,502
Collateralized Loan Obligations — 3.6%
Bain Capital Credit CLO Ltd. (Cayman Islands),
Series 2019-02A, Class AR, 144A, 3 Month LIBOR + 1.100% (Cap N/A, Floor 1.100%)
3.840%(c)	10/17/32	5,000	4,834,912
Balboa Bay Loan Funding Ltd. (Cayman Islands),
Series 2021-01A, Class A, 144A, 3 Month LIBOR + 1.200% (Cap N/A, Floor 1.200%)
3.910%(c)	07/20/34	3,750	3,595,672
Ballyrock CLO Ltd. (Cayman Islands),
Series 2016-01A, Class AR2, 144A, 3 Month LIBOR + 0.980% (Cap N/A, Floor 0.980%)
3.492%(c)	10/15/28	1,816	1,798,194
Battalion CLO Ltd. (Cayman Islands),
Series 2016-10A, Class A1R2, 144A, 3 Month LIBOR + 1.170% (Cap N/A, Floor 1.170%)
3.953%(c)	01/25/35	700	673,374

A8

PSF PGIM FLEXIBLE MANAGED PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2022 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#		Value
Asset-Backed Securities (continued)
Collateralized Loan Obligations (cont’d.)
Benefit Street Partners CLO Ltd. (Cayman Islands),
Series 2013-IIA, Class A1R2, 144A, 3 Month LIBOR + 0.870% (Cap N/A, Floor 0.870%)
3.382%(c)	07/15/29		936	$922,272
BNPP AM Euro CLO DAC (Ireland),
Series 2018-01A, Class AR, 144A, 3 Month EURIBOR + 0.600% (Cap N/A, Floor 0.600%)
0.600%(c)	04/15/31	EUR	3,000	2,851,413
Brookside Mill CLO Ltd. (Cayman Islands),
Series 2013-01A, Class AR, 144A, 3 Month LIBOR + 0.820% (Cap N/A, Floor 0.000%)
3.560%(c)	01/17/28		8	7,823
Canyon Capital CLO Ltd. (Cayman Islands),
Series 2017-01A, Class AR, 144A, 3 Month LIBOR + 1.000% (Cap N/A, Floor 1.000%)(original cost $3,000,000; purchased 08/03/21)(f)
3.512%(c)	07/15/30		3,000	2,947,045
Carlyle Euro CLO DAC (Ireland),
Series 2021-02A, Class A1, 144A, 3 Month EURIBOR + 0.990% (Cap N/A, Floor 0.990%)
0.990%(c)	10/15/35	EUR	5,000	4,544,214
Carlyle Global Market Strategies CLO Ltd. (Cayman Islands),
Series 2015-05A, Class A1RR, 144A, 3 Month LIBOR + 1.080% (Cap N/A, Floor 1.080%)
3.790%(c)	01/20/32		9,750	9,539,534
CIFC Funding Ltd. (Cayman Islands),
Series 2014-05A, Class A1R2, 144A, 3 Month LIBOR + 1.200% (Cap N/A, Floor 1.200%)
3.940%(c)	10/17/31		9,750	9,472,869
Elevation CLO Ltd. (Cayman Islands),
Series 2017-06A, Class A1, 144A, 3 Month LIBOR + 1.280% (Cap N/A, Floor 1.280%)
3.792%(c)	07/15/29		435	430,140
Greenwood Park CLO Ltd. (Cayman Islands),
Series 2018-01A, Class A2, 144A, 3 Month LIBOR + 1.010% (Cap N/A, Floor 0.000%)
3.522%(c)	04/15/31		2,000	1,947,198
Greywolf CLO Ltd. (Cayman Islands),
Series 2018-01A, Class A1, 144A, 3 Month LIBOR + 1.030% (Cap N/A, Floor 0.000%)
3.796%(c)	04/26/31		4,000	3,903,397
HPS Loan Management Ltd. (Cayman Islands),
Series 2015-06A, Class A1R, 144A, 3 Month LIBOR + 1.000% (Cap N/A, Floor 0.000%)
3.832%(c)	02/05/31		248	242,900
ICG US CLO Ltd. (Cayman Islands),
Series 2015-01A, Class A1R, 144A, 3 Month LIBOR + 1.140% (Cap N/A, Floor 1.140%)
3.878%(c)	10/19/28		6,788	6,694,470
Jamestown CLO Ltd. (Cayman Islands),
Series 2019-01A, Class A1, 144A, 3 Month LIBOR + 1.470% (Cap N/A, Floor 1.470%)
4.180%(c)	04/20/32		5,750	5,653,641
Series 2019-14A, Class A1AR, 144A, 3 Month LIBOR + 1.200% (Cap N/A, Floor 1.200%)
3.910%(c)	10/20/34		4,875	4,669,166
Interest Rate	Maturity Date	Principal Amount (000)#	Value
Asset-Backed Securities (continued)
Collateralized Loan Obligations (cont’d.)
Jefferson Mill CLO Ltd. (Cayman Islands),
Series 2015-01A, Class AR, 144A, 3 Month LIBOR + 1.175% (Cap N/A, Floor 0.000%)
3.885%(c)	10/20/31	6,729	$6,546,348
MidOcean Credit CLO (Cayman Islands),
Series 2014-03A, Class A1R, 144A, 3 Month LIBOR + 1.120% (Cap N/A, Floor 1.120%)
3.852%(c)	04/21/31	2,372	2,316,865
Northwoods Capital Ltd. (Cayman Islands),
Series 2017-15A, Class A1R, 144A, 3 Month LIBOR + 1.210% (Cap N/A, Floor 1.210%)
4.737%(c)	06/20/34	9,500	9,120,972
Series 2020-22A, Class AR, 144A, 3 Month SOFR + 1.450% (Cap N/A, Floor 1.450%)
4.397%(c)	09/01/31	5,750	5,620,685
Octagon Investment Partners 31 Ltd. (Cayman Islands),
Series 2017-01A, Class AR, 144A, 3 Month LIBOR + 1.050% (Cap N/A, Floor 1.050%)
3.760%(c)	07/20/30	3,500	3,439,200
OZLM Ltd. (Cayman Islands),
Series 2015-11A, Class A1R, 144A, 3 Month LIBOR + 1.250% (Cap N/A, Floor 0.000%)
4.032%(c)	10/30/30	1,484	1,462,223
Palmer Square CLO Ltd. (Cayman Islands),
Series 2014-01A, Class A1R2, 144A, 3 Month LIBOR + 1.130% (Cap N/A, Floor 1.130%)
3.870%(c)	01/17/31	1,500	1,474,399
Series 2018-02A, Class A1A, 144A, 3 Month LIBOR + 1.100% (Cap N/A, Floor 0.000%)
3.840%(c)	07/16/31	2,350	2,286,121
Park Avenue Institutional Advisers CLO Ltd. (Cayman Islands),
Series 2018-01A, Class A1AR, 144A, 3 Month LIBOR + 1.000% (Cap N/A, Floor 1.000%)
3.710%(c)	10/20/31	8,750	8,477,897
Regatta Funding Ltd. (Cayman Islands),
Series 2016-01A, Class A1R2, 144A, 3 Month LIBOR + 1.150% (Cap N/A, Floor 1.150%)
4.677%(c)	06/20/34	5,500	5,268,556
Romark CLO Ltd. (Cayman Islands),
Series 2018-02A, Class A1, 144A, 3 Month LIBOR + 1.175% (Cap N/A, Floor 1.175%)
3.958%(c)	07/25/31	1,000	973,544
TCW CLO Ltd. (Cayman Islands),
Series 2021-02A, Class AS, 144A, 3 Month LIBOR + 1.180% (Cap N/A, Floor 1.180%)
3.963%(c)	07/25/34	6,750	6,450,588
Telos CLO Ltd. (Cayman Islands),
Series 2013-04A, Class AR, 144A, 3 Month LIBOR + 1.240% (Cap N/A, Floor 0.000%)
3.980%(c)	01/17/30	2,299	2,266,931
TICP CLO Ltd. (Cayman Islands),
Series 2018-03R, Class A, 144A, 3 Month LIBOR + 0.840% (Cap N/A, Floor 0.840%)
3.550%(c)	04/20/28	1,426	1,411,869

A9

PSF PGIM FLEXIBLE MANAGED PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2022 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#		Value
Asset-Backed Securities (continued)
Collateralized Loan Obligations (cont’d.)
Toro European CLO DAC (Ireland),
Series 02A, Class ARR, 144A, 3 Month EURIBOR + 0.990% (Cap N/A, Floor 0.990%)
0.990%(c)	07/25/34	EUR	4,500	$4,097,323
Trimaran Cavu Ltd.,
Series 2019-01A, Class A1, 144A, 3 Month LIBOR + 1.460% (Cap N/A, Floor 1.460%)
4.170%(c)	07/20/32		3,000	2,929,611
Venture CLO Ltd. (Cayman Islands),
Series 2015-21A, Class AR, 144A, 3 Month LIBOR + 0.880% (Cap N/A, Floor 0.000%)
3.392%(c)	07/15/27		87	86,660
Wellfleet CLO Ltd.,
Series 2017-03A, Class A1, 144A, 3 Month LIBOR + 1.150% (Cap N/A, Floor 1.150%)
3.890%(c)	01/17/31		2,750	2,686,692
Series 2018-01A, Class A, 144A, 3 Month LIBOR + 1.100% (Cap N/A, Floor 1.100%)
3.840%(c)	07/17/31		3,500	3,405,776
Series 2018-02A, Class A1, 144A, 3 Month LIBOR + 1.200% (Cap N/A, Floor 1.200%)
3.910%(c)	10/20/31		5,750	5,581,247
				140,631,741
Consumer Loans — 0.3%
Lendmark Funding Trust,
Series 2019-02A, Class A, 144A
2.780%	04/20/28		3,300	3,210,260
OneMain Financial Issuance Trust,
Series 2020-01A, Class A, 144A
3.840%	05/14/32		772	767,590
Series 2020-02A, Class A, 144A
1.750%	09/14/35		2,900	2,553,078
Series 2021-01A, Class A2, 144A, 30 Day Average SOFR + 0.760% (Cap N/A, Floor 0.000%)
3.045%(c)	06/16/36		2,800	2,693,085
Series 2022-02A, Class A, 144A
4.890%	10/14/34		2,050	2,009,568
Oportun Funding XIV LLC,
Series 2021-A, Class A, 144A
1.210%	03/08/28		1,300	1,206,995
				12,440,576
Equipment — 0.2%
MMAF Equipment Finance LLC,
Series 2017-B, Class A5, 144A
2.720%	06/15/40		2,800	2,725,867
Series 2018-A, Class A5, 144A
3.610%	03/10/42		800	776,781
Series 2019-A, Class A5, 144A
3.080%	11/12/41		2,500	2,414,819
Series 2019-B, Class A5, 144A
2.290%	11/12/41		2,400	2,201,761
				8,119,228
Interest Rate	Maturity Date	Principal Amount (000)#		Value
Asset-Backed Securities (continued)
Other — 0.1%
Home Partners of America Trust,
Series 2021-03, Class A, 144A
2.200%	01/17/41		1,300	$1,114,158
TH MSR Issuer Trust,
Series 2019-FT01, Class A, 144A, 1 Month LIBOR + 2.800% (Cap N/A, Floor 2.800%)
5.884%(c)	06/25/24		3,250	3,011,317
				4,125,475
Residential Mortgage-Backed Securities — 0.1%
Long Beach Mortgage Loan Trust,
Series 2004-02, Class M1, 1 Month LIBOR + 0.795% (Cap N/A, Floor 0.795%)
3.879%(c)	06/25/34		113	107,163
TFS (Spain),
Series 2018-03, Class A1
0.000%(s)	04/16/40^	EUR	—(r)	1,460
Series 2018-03, Class A1, 1 Month EURIBOR + 3.000%
3.619%(c)	04/16/23^	EUR	1,297	1,208,861
				1,317,484
Student Loans — 0.3%
Commonbond Student Loan Trust,
Series 2017-BGS, Class A1, 144A
2.680%	09/25/42		753	692,872
Series 2018-AGS, Class A1, 144A
3.210%	02/25/44		556	527,593
Series 2018-CGS, Class A1, 144A
3.870%	02/25/46		164	157,481
Laurel Road Prime Student Loan Trust,
Series 2017-C, Class A2B, 144A
2.810%	11/25/42		138	137,225
Series 2018-B, Class A2FX, 144A
3.540%	05/26/43		264	262,610
Series 2019-A, Class A2FX, 144A
2.730%	10/25/48		298	291,401
Navient Private Education Refi Loan Trust,
Series 2018-A, Class A2, 144A
3.190%	02/18/42		352	351,595
Series 2018-CA, Class A2, 144A
3.520%	06/16/42		292	288,853
Series 2019-CA, Class A2, 144A
3.130%	02/15/68		899	861,627
Series 2020-BA, Class A2, 144A
2.120%	01/15/69		906	828,653
Pennsylvania Higher Education Assistance Agency,
Series 2021-01A, Class A, 144A, 1 Month LIBOR + 0.530% (Cap N/A, Floor 0.530%)
3.614%(c)	05/25/70		2,079	2,025,211
SoFi Professional Loan Program LLC,
Series 2019-A, Class A2FX, 144A
3.690%	06/15/48		750	729,292
Series 2019-B, Class A2FX, 144A
3.090%	08/17/48		900	850,175
Series 2019-C, Class A2FX, 144A
2.370%	11/16/48		1,367	1,280,033

A10

PSF PGIM FLEXIBLE MANAGED PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2022 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value
Asset-Backed Securities (continued)
Student Loans (cont’d.)
SoFi Professional Loan Program Trust,
Series 2018-B, Class A2FX, 144A
3.340%	08/25/47	870	$848,059
Series 2020-A, Class A2FX, 144A
2.540%	05/15/46	1,758	1,639,205
			11,771,885

Total Asset-Backed Securities (cost $265,348,644)			250,640,891
Commercial Mortgage-Backed Securities — 5.1%
Arbor Multifamily Mortgage Securities Trust,
Series 2021-MF03, Class A3, 144A
2.168%	10/15/54	8,000	6,652,854
Series 2021-MF03, Class ASB, 144A
2.378%	10/15/54	3,800	3,182,362
Assurant Commercial Mortgage Trust,
Series 2016-01A, Class AS, 144A
3.172%	05/15/49	4,000	3,817,369
BANK,
Series 2017-BNK04, Class A3
3.362%	05/15/50	6,500	5,979,692
Series 2021-BN35, Class A3
1.717%	06/15/64	4,900	4,030,339
Series 2021-BN35, Class ASB
2.067%	06/15/64	3,200	2,669,471
Barclays Commercial Mortgage Securities Trust,
Series 2018-C02, Class A4
4.047%	12/15/51	5,400	5,060,279
Benchmark Mortgage Trust,
Series 2018-B03, Class A4
3.761%	04/10/51	5,000	4,626,423
Series 2018-B08, Class A4
3.963%	01/15/52	6,700	6,291,715
Series 2021-B24, Class A3
2.010%	03/15/54	2,900	2,440,746
BXP Trust,
Series 2021-601L, Class A, 144A
2.618%	01/15/44	7,750	5,824,650
Cantor Commercial Real Estate Lending,
Series 2019-CF02, Class A3
2.647%	11/15/52	8,000	7,395,265
Citigroup Commercial Mortgage Trust,
Series 2014-GC21, Class A4
3.575%	05/10/47	907	887,450
Series 2014-GC23, Class A3
3.356%	07/10/47	1,549	1,497,563
Series 2016-C01, Class A3
2.944%	05/10/49	5,000	4,641,935
Series 2016-GC37, Class A3
3.050%	04/10/49	3,560	3,306,369
Series 2017-P07, Class A3
3.442%	04/14/50	5,116	4,717,744
Commercial Mortgage Trust,
Series 2014-CR18, Class A4
3.550%	07/15/47	2,325	2,260,150
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Commercial Mortgage-Backed Securities (continued)
Series 2014-CR20, Class A3
3.326%	11/10/47	4,131	$3,983,948
Series 2015-CR27, Class A3
3.349%	10/10/48	5,914	5,615,737
CSAIL Commercial Mortgage Trust,
Series 2015-C04, Class A3
3.544%	11/15/48	2,979	2,836,234
Series 2017-C08, Class A3
3.127%	06/15/50	5,129	4,618,847
FHLMC Multifamily Structured Pass-Through Certificates,
Series K055, Class X1, IO
1.482%(cc)	03/25/26	12,981	487,047
GS Mortgage Securities Corp. Trust,
Series 2021-RENT, Class A, 144A, 1 Month LIBOR + 0.700% (Cap N/A, Floor 0.700%)
3.714%(c)	11/21/35	1,534	1,484,376
GS Mortgage Securities Trust,
Series 2015-GC28, Class A4
3.136%	02/10/48	3,684	3,523,852
Series 2015-GC32, Class A3
3.498%	07/10/48	5,265	5,008,737
Series 2016-GS03, Class A3
2.592%	10/10/49	5,387	4,898,552
Series 2016-GS04, Class A3
3.178%	11/10/49	5,219	4,791,457
Series 2020-GSA02, Class A4
1.721%	12/12/53	6,000	4,660,978
Series 2021-GSA03, Class A4
2.369%	12/15/54	5,800	4,550,924
JPMBB Commercial Mortgage Securities Trust,
Series 2014-C25, Class A4A1
3.408%	11/15/47	676	649,646
Series 2015-C27, Class A3A1
2.920%	02/15/48	4,774	4,493,523
JPMorgan Chase Commercial Mortgage Securities Trust,
Series 2013-LC11, Class A4
2.694%	04/15/46	622	616,373
MHC Commercial Mortgage Trust,
Series 2021-MHC, Class C, 144A, 1 Month LIBOR + 1.351% (Cap N/A, Floor 1.351%)
4.169%(c)	04/15/38	3,000	2,849,730
Morgan Stanley Capital I Trust,
Series 2016-BNK02, Class A3
2.791%	11/15/49	3,000	2,703,575
Series 2016-UB11, Class A3
2.531%	08/15/49	10,155	9,134,111
Series 2018-H04, Class A3
4.043%	12/15/51	1,900	1,762,371
Series 2019-H07, Class A2
2.492%	07/15/52	13,500	12,814,955
UBS Commercial Mortgage Trust,
Series 2017-C02, Class ASB
3.264%	08/15/50	3,442	3,294,527
Series 2017-C05, Class A4
3.212%	11/15/50	6,750	6,180,547

A11

PSF PGIM FLEXIBLE MANAGED PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2022 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Commercial Mortgage-Backed Securities (continued)
Series 2018-C09, Class A3
3.854%	03/15/51	2,500	$2,315,294
Series 2018-C14, Class A3
4.180%	12/15/51	4,100	3,792,794
UBS-Barclays Commercial Mortgage Trust,
Series 2013-C06, Class A3
2.971%	04/10/46	856	849,340
Wells Fargo Commercial Mortgage Trust,
Series 2016-NXS06, Class A3
2.642%	11/15/49	8,000	7,314,571
Series 2017-C38, Class A4
3.190%	07/15/50	4,480	4,099,329
Series 2018-C48, Class A4
4.037%	01/15/52	7,000	6,558,159
Series 2020-C58, Class A3
1.810%	07/15/53	7,100	5,576,934

Total Commercial Mortgage-Backed Securities (cost $220,198,874)			196,748,844
Corporate Bonds — 8.8%
Aerospace & Defense — 0.2%
Boeing Co. (The),
Sr. Unsec’d. Notes
2.196%	02/04/26	2,160	1,917,573
3.900%	05/01/49	2,175	1,419,817
Embraer Netherlands Finance BV (Brazil),
Gtd. Notes
5.050%	06/15/25	906	858,322
Embraer Overseas Ltd. (Brazil),
Gtd. Notes, 144A
5.696%	09/16/23	950	948,694
Raytheon Technologies Corp.,
Sr. Unsec’d. Notes
4.125%	11/16/28	1,270	1,188,343
			6,332,749
Agriculture — 0.1%
Altria Group, Inc.,
Gtd. Notes
3.400%	02/04/41	2,545	1,604,604
BAT Capital Corp. (United Kingdom),
Gtd. Notes
3.557%	08/15/27	1,895	1,663,957
Vector Group Ltd.,
Sr. Sec’d. Notes, 144A
5.750%	02/01/29	1,250	1,025,267
			4,293,828
Airlines — 0.1%
American Airlines 2015-1 Class A Pass-Through Trust,
Pass-Through Certificates
3.375%	11/01/28	2,123	1,766,000
Continental Airlines 2012-2 Class A Pass-Through Trust,
Pass-Through Certificates
4.000%	04/29/26	406	383,694
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Airlines (cont’d.)
Southwest Airlines Co.,
Sr. Unsec’d. Notes
5.125%	06/15/27	905	$886,339
United Airlines, Inc.,
Sr. Sec’d. Notes, 144A
4.375%	04/15/26	840	749,477
4.625%	04/15/29	165	137,015
			3,922,525
Apparel — 0.0%
Wolverine World Wide, Inc.,
Gtd. Notes, 144A
4.000%	08/15/29(a)	725	553,485
Auto Manufacturers — 0.4%
Daimler Trucks Finance North America LLC (Germany),
Gtd. Notes, 144A
1.625%	12/13/24	5,350	4,931,302
Ford Motor Co.,
Sr. Unsec’d. Notes
5.291%	12/08/46(a)	1,220	864,673
Ford Motor Credit Co. LLC,
Sr. Unsec’d. Notes
2.900%	02/16/28	200	157,501
3.350%	11/01/22	4,205	4,198,078
General Motors Co.,
Sr. Unsec’d. Notes
6.250%	10/02/43	980	853,018
6.600%	04/01/36	760	710,019
General Motors Financial Co., Inc.,
Gtd. Notes
3.950%	04/13/24	2,800	2,730,633
			14,445,224
Banks — 2.7%
Banco Santander SA (Spain),
Sr. Unsec’d. Notes
1.849%	03/25/26	1,000	864,340
Sr. Unsec’d. Notes, 3 Month LIBOR + 1.120%
3.543%(c)	04/12/23	800	800,307
Bank of America Corp.,
Jr. Sub. Notes, Series JJ
5.125%(ff)	06/20/24(oo)	1,665	1,564,117
Jr. Sub. Notes, Series MM
4.300%(ff)	01/28/25(oo)	1,440	1,188,827
Sr. Unsec’d. Notes, MTN
1.898%(ff)	07/23/31	2,600	1,936,751
2.496%(ff)	02/13/31	3,085	2,435,244
3.824%(ff)	01/20/28	955	879,531
4.271%(ff)	07/23/29	510	465,280
Sr. Unsec’d. Notes, Series N
1.658%(ff)	03/11/27	2,550	2,212,212
Sub. Notes, MTN
4.000%	01/22/25	2,000	1,936,996
4.450%	03/03/26	8,455	8,156,797

A12

PSF PGIM FLEXIBLE MANAGED PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2022 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Banks (cont’d.)
Bank of America NA,
Sub. Notes
6.000%	10/15/36	410	$403,642
Barclays PLC (United Kingdom),
Sr. Unsec’d. Notes
3.650%	03/16/25	850	805,498
3.932%(ff)	05/07/25	585	562,222
Sr. Unsec’d. Notes, MTN
4.972%(ff)	05/16/29	3,825	3,443,999
BNP Paribas SA (France),
Sr. Unsec’d. Notes, 144A
1.323%(ff)	01/13/27	1,800	1,545,450
2.219%(ff)	06/09/26	680	611,953
2.591%(ff)	01/20/28	1,130	972,222
3.132%(ff)	01/20/33	1,505	1,146,751
Citigroup, Inc.,
Jr. Sub. Notes, Series V
4.700%(ff)	01/30/25(oo)	1,400	1,125,118
Sr. Unsec’d. Notes
2.561%(ff)	05/01/32	1,260	967,807
3.200%	10/21/26	1,870	1,713,019
3.700%	01/12/26	6,180	5,847,063
Sub. Notes
4.450%	09/29/27	5,965	5,533,473
4.750%	05/18/46	820	650,472
Credit Agricole SA (France),
Sr. Unsec’d. Notes, 144A
1.247%(ff)	01/26/27	1,495	1,273,498
Sr. Unsec’d. Notes, 144A, MTN
1.907%(ff)	06/16/26(a)	1,160	1,036,396
Credit Suisse Group AG (Switzerland),
Sr. Unsec’d. Notes, 144A
2.193%(ff)	06/05/26	1,560	1,363,783
3.091%(ff)	05/14/32	885	619,911
4.282%	01/09/28	1,370	1,166,316
Deutsche Bank AG (Germany),
Sr. Unsec’d. Notes
2.129%(ff)	11/24/26	440	373,569
Discover Bank,
Sr. Unsec’d. Notes
4.250%	03/13/26	970	915,709
Goldman Sachs Group, Inc. (The),
Jr. Sub. Notes, Series O
5.300%(ff)	11/10/26(oo)	740	688,626
Sr. Unsec’d. Notes
3.500%	01/23/25(a)	4,100	3,940,537
3.750%	02/25/26	1,010	957,454
3.814%(ff)	04/23/29	540	480,132
3.850%	01/26/27	2,910	2,712,879
Sub. Notes
6.750%	10/01/37	104	103,917
JPMorgan Chase & Co.,
Jr. Sub. Notes, Series HH
4.600%(ff)	02/01/25(oo)	1,645	1,430,967
Jr. Sub. Notes, Series I, 3 Month LIBOR + 3.470%
6.276%(c)	01/30/23(oo)	978	973,598
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Banks (cont’d.)
Jr. Sub. Notes, Series II
4.000%(ff)	04/01/25(a)(oo)	1,045	$861,538
Sr. Unsec’d. Notes
3.782%(ff)	02/01/28	695	637,396
3.964%(ff)	11/15/48	3,250	2,433,572
4.005%(ff)	04/23/29	2,170	1,962,743
4.452%(ff)	12/05/29	3,350	3,064,302
Sub. Notes
3.875%	09/10/24	3,775	3,694,350
Morgan Stanley,
Sr. Unsec’d. Notes, GMTN
2.239%(ff)	07/21/32	630	473,728
3.772%(ff)	01/24/29	8,775	7,907,432
3.875%	01/27/26	675	643,913
4.431%(ff)	01/23/30	515	473,893
Sr. Unsec’d. Notes, MTN
3.591%(ff)	07/22/28	1,255	1,132,795
Sub. Notes, GMTN
4.350%	09/08/26	3,825	3,652,770
Societe Generale SA (France),
Sr. Unsec’d. Notes, 144A
1.488%(ff)	12/14/26	4,400	3,734,446
State Bank of India (India),
Sr. Unsec’d. Notes, 144A
4.375%	01/24/24	1,925	1,898,892
Texas Capital Bank NA,
Sr. Unsec’d. Notes, 144A, 3 Month LIBOR + 4.500%
8.174%(c)	09/30/24	2,670	2,566,901
Wells Fargo & Co.,
Sr. Unsec’d. Notes, MTN
2.572%(ff)	02/11/31	4,175	3,341,656
			104,286,710
Beverages — 0.2%
Anheuser-Busch Cos. LLC/Anheuser-Busch InBev Worldwide, Inc. (Belgium),
Gtd. Notes
4.900%	02/01/46	620	537,347
Anheuser-Busch InBev Worldwide, Inc. (Belgium),
Gtd. Notes
4.600%	04/15/48	495	410,331
8.000%	11/15/39	1,285	1,510,210
8.200%	01/15/39	250	300,006
Bacardi Ltd. (Bermuda),
Gtd. Notes, 144A
2.750%	07/15/26	3,975	3,550,072
Constellation Brands, Inc.,
Sr. Unsec’d. Notes
2.250%	08/01/31(a)	1,015	778,695
			7,086,661
Biotechnology — 0.1%
Amgen, Inc.,
Sr. Unsec’d. Notes
2.800%	08/15/41	4,050	2,773,367

A13

PSF PGIM FLEXIBLE MANAGED PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2022 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Building Materials — 0.0%
Masonite International Corp.,
Gtd. Notes, 144A
3.500%	02/15/30(a)	550	$420,750
Standard Industries, Inc.,
Sr. Unsec’d. Notes, 144A
4.375%	07/15/30	760	581,087
4.750%	01/15/28(a)	700	592,431
			1,594,268
Chemicals — 0.1%
Dow Chemical Co. (The),
Sr. Unsec’d. Notes
4.375%	11/15/42	95	74,983
5.250%	11/15/41	45	40,373
9.400%	05/15/39	155	197,042
NOVA Chemicals Corp. (Canada),
Sr. Unsec’d. Notes, 144A
4.875%	06/01/24	1,300	1,218,750
Nutrien Ltd. (Canada),
Sr. Unsec’d. Notes
3.150%	10/01/22	780	779,998
Sasol Financing USA LLC (South Africa),
Gtd. Notes
5.875%	03/27/24	700	673,750
6.500%	09/27/28	670	595,570
			3,580,466
Commercial Services — 0.1%
ERAC USA Finance LLC,
Gtd. Notes, 144A
4.200%	11/01/46	975	724,408
6.700%	06/01/34	420	431,299
7.000%	10/15/37	380	398,491
Massachusetts Institute of Technology,
Unsec’d. Notes
3.885%	07/01/2116	1,500	1,077,754
United Rentals North America, Inc.,
Gtd. Notes
3.750%	01/15/32	325	255,178
4.875%	01/15/28	1,190	1,091,798
5.250%	01/15/30	385	348,388
University of Miami,
Sr. Unsec’d. Notes, Series 2022
4.063%	04/01/52	1,170	948,170
			5,275,486
Diversified Financial Services — 0.3%
BOC Aviation USA Corp. (Singapore),
Gtd. Notes, 144A, MTN
1.625%	04/29/24	670	632,729
Cantor Fitzgerald LP,
Sr. Unsec’d. Notes, 144A
4.500%	04/14/27	4,985	4,635,100
CDP Financial, Inc. (Canada),
Gtd. Notes, 144A
3.150%	07/24/24	480	469,586
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Diversified Financial Services (cont’d.)
Discover Financial Services,
Sr. Unsec’d. Notes
3.850%	11/21/22	900	$899,433
Nomura Holdings, Inc. (Japan),
Sr. Unsec’d. Notes
2.608%	07/14/31	2,055	1,528,652
OneMain Finance Corp.,
Gtd. Notes
8.250%	10/01/23	1,600	1,622,086
Private Export Funding Corp.,
U.S. Gov’t. Gtd. Notes, Series NN
3.250%	06/15/25	330	318,018
			10,105,604
Electric — 0.8%
Abu Dhabi National Energy Co. PJSC (United Arab Emirates),
Sr. Unsec’d. Notes, 144A, MTN
2.000%	04/29/28	525	443,888
Alfa Desarrollo SpA (Chile),
Sr. Sec’d. Notes, 144A
4.550%	09/27/51	628	408,007
Baltimore Gas & Electric Co.,
Sr. Unsec’d. Notes
6.350%	10/01/36	550	579,035
Berkshire Hathaway Energy Co.,
Sr. Unsec’d. Notes
5.950%	05/15/37	305	305,420
Calpine Corp.,
Sr. Sec’d. Notes, 144A
3.750%	03/01/31	2,000	1,572,690
CenterPoint Energy Houston Electric LLC,
General Ref. Mortgage, Series K2
6.950%	03/15/33	590	657,543
Comision Federal de Electricidad (Mexico),
Gtd. Notes, 144A
4.688%	05/15/29	1,400	1,166,638
Commonwealth Edison Co.,
First Mortgage, Series 123
3.750%	08/15/47	1,610	1,244,848
Connecticut Light & Power Co. (The),
First Mortgage, Series A
2.050%	07/01/31(h)	3,255	2,580,147
Consolidated Edison Co. of New York, Inc.,
Sr. Unsec’d. Notes, Series 09-C
5.500%	12/01/39	220	206,287
Duke Energy Carolinas LLC,
First Mortgage
6.050%	04/15/38	550	565,741
First Ref. Mortgage
4.000%	09/30/42	570	458,684
El Paso Electric Co.,
Sr. Unsec’d. Notes
6.000%	05/15/35	670	653,745
Enel Finance International NV (Italy),
Gtd. Notes, 144A
2.250%	07/12/31(a)	2,140	1,485,422

A14

PSF PGIM FLEXIBLE MANAGED PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2022 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Electric (cont’d.)
Engie Energia Chile SA (Chile),
Sr. Unsec’d. Notes, 144A
3.400%	01/28/30	400	$302,000
Florida Power & Light Co.,
First Mortgage
5.950%	10/01/33	295	304,752
Iberdrola International BV (Spain),
Gtd. Notes
6.750%	09/15/33	145	148,508
Indiana Michigan Power Co.,
Sr. Unsec’d. Notes
3.850%	05/15/28(h)	2,910	2,698,383
Israel Electric Corp. Ltd. (Israel),
Sr. Sec’d. Notes, 144A, GMTN
4.250%	08/14/28	470	433,663
Monongahela Power Co.,
First Mortgage, 144A
4.100%	04/15/24(h)	2,170	2,127,067
Northern States Power Co.,
First Mortgage
3.600%	09/15/47	1,580	1,204,197
NRG Energy, Inc.,
Gtd. Notes, 144A
3.625%	02/15/31	75	58,558
3.875%	02/15/32	200	156,372
Sr. Sec’d. Notes, 144A
2.000%	12/02/25	320	282,595
2.450%	12/02/27	1,395	1,144,708
PECO Energy Co.,
First Mortgage
2.800%	06/15/50	1,110	715,307
Public Service Electric & Gas Co.,
First Mortgage, MTN
2.050%	08/01/50	1,005	544,635
3.700%	05/01/28	1,280	1,194,439
Sr. Sec’d. Notes, MTN
5.800%	05/01/37	535	549,281
Public Service Enterprise Group, Inc.,
Sr. Unsec’d. Notes
1.600%	08/15/30	710	532,510
Puget Energy, Inc.,
Sr. Sec’d. Notes
2.379%	06/15/28	1,115	933,653
San Diego Gas & Electric Co.,
First Mortgage
4.150%	05/15/48	1,400	1,156,341
Southern California Edison Co.,
First Ref. Mortgage
4.000%	04/01/47	580	423,919
First Ref. Mortgage, Series C
3.600%	02/01/45	860	578,476
Vistra Operations Co. LLC,
Gtd. Notes, 144A
5.000%	07/31/27	725	654,594
Sr. Sec’d. Notes, 144A
3.550%	07/15/24	2,135	2,033,692
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Corporate Bonds (continued)
Electric (cont’d.)
Xcel Energy, Inc.,
Sr. Unsec’d. Notes
4.800%	09/15/41		480	$410,304
				30,916,049
Engineering & Construction — 0.0%
AECOM,
Gtd. Notes
5.125%	03/15/27		700	654,564
Mexico City Airport Trust (Mexico),
Sr. Sec’d. Notes, 144A
3.875%	04/30/28		500	409,375
5.500%	07/31/47		800	495,760
				1,559,699
Entertainment — 0.0%
Warnermedia Holdings, Inc.,
Gtd. Notes, 144A
5.050%	03/15/42		865	647,448
5.141%	03/15/52		810	588,593
5.391%	03/15/62		405	293,578
				1,529,619
Foods — 0.1%
Kraft Heinz Foods Co.,
Gtd. Notes
4.875%	10/01/49		1,290	1,065,775
Lamb Weston Holdings, Inc.,
Gtd. Notes, 144A
4.125%	01/31/30		500	422,791
4.375%	01/31/32		875	725,206
Mars, Inc.,
Sr. Unsec’d. Notes, 144A
2.375%	07/16/40		660	433,769
Pilgrim’s Pride Corp.,
Gtd. Notes, 144A
5.875%	09/30/27		1,625	1,579,897
				4,227,438
Gas — 0.1%
NiSource, Inc.,
Sr. Unsec’d. Notes
1.700%	02/15/31		915	676,161
3.490%	05/15/27(a)		1,415	1,302,753
3.600%	05/01/30		1,270	1,104,876
				3,083,790
Healthcare-Products — 0.1%
DH Europe Finance II Sarl,
Gtd. Notes
1.350%	09/18/39	EUR	1,635	1,058,466
Medline Borrower LP,
Sr. Sec’d. Notes, 144A
3.875%	04/01/29		675	542,054

A15

PSF PGIM FLEXIBLE MANAGED PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2022 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Corporate Bonds (continued)
Healthcare-Products (cont’d.)
Medtronic Global Holdings SCA,
Gtd. Notes
1.625%	03/07/31	EUR	100	$84,256
2.250%	03/07/39	EUR	400	307,634
				1,992,410
Healthcare-Services — 0.1%
Aetna, Inc.,
Sr. Unsec’d. Notes
6.625%	06/15/36		515	527,565
Elevance Health, Inc.,
Sr. Unsec’d. Notes
4.625%	05/15/42		390	337,225
HCA, Inc.,
Gtd. Notes
5.375%	02/01/25		305	301,410
Gtd. Notes, MTN
7.750%	07/15/36		450	463,502
Kaiser Foundation Hospitals,
Gtd. Notes
4.150%	05/01/47		940	786,880
Providence St. Joseph Health Obligated Group,
Unsec’d. Notes, Series 19A
2.532%	10/01/29		765	632,112
Tenet Healthcare Corp.,
Sr. Sec’d. Notes, 144A
4.375%	01/15/30		625	521,269
6.125%	06/15/30		325	298,923
				3,868,886
Home Builders — 0.0%
KB Home,
Gtd. Notes
4.000%	06/15/31(a)		575	422,888
Taylor Morrison Communities, Inc.,
Gtd. Notes, 144A
5.875%	06/15/27		525	488,828
Taylor Morrison Communities, Inc./Taylor Morrison Holdings II, Inc.,
Gtd. Notes, 144A
5.625%	03/01/24		800	782,000
				1,693,716
Housewares — 0.0%
Newell Brands, Inc.,
Sr. Unsec’d. Notes
4.450%	04/01/26		275	253,009
4.875%	06/01/25(a)		1,420	1,374,450
				1,627,459
Insurance — 0.1%
Liberty Mutual Group, Inc.,
Gtd. Notes, 144A
3.951%	10/15/50		1,215	823,570
Lincoln National Corp.,
Sr. Unsec’d. Notes
6.300%	10/09/37		772	768,791
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Insurance (cont’d.)
Markel Corp.,
Sr. Unsec’d. Notes
4.150%	09/17/50	410	$310,884
5.000%	03/30/43	200	172,772
New York Life Insurance Co.,
Sub. Notes, 144A
6.750%	11/15/39	660	726,978
Principal Financial Group, Inc.,
Gtd. Notes
4.625%	09/15/42	130	110,164
Teachers Insurance & Annuity Association of America,
Sub. Notes, 144A
4.270%	05/15/47	1,450	1,189,394
6.850%	12/16/39	124	135,785
			4,238,338
Media — 0.3%
CCO Holdings LLC/CCO Holdings Capital Corp.,
Sr. Unsec’d. Notes, 144A
5.500%	05/01/26	750	710,731
Charter Communications Operating LLC/Charter Communications Operating Capital,
Sr. Sec’d. Notes
3.900%	06/01/52	580	361,882
5.375%	04/01/38	1,950	1,577,358
6.384%	10/23/35	875	806,276
6.484%	10/23/45	1,386	1,224,489
Comcast Corp.,
Gtd. Notes
3.950%	10/15/25	225	218,856
Cox Communications, Inc.,
Sr. Unsec’d. Notes, 144A
2.600%	06/15/31	5,275	4,110,311
CSC Holdings LLC,
Gtd. Notes, 144A
4.500%	11/15/31	1,400	1,051,863
Paramount Global,
Sr. Unsec’d. Notes
5.250%	04/01/44	1,450	1,064,395
Time Warner Cable LLC,
Sr. Sec’d. Notes
5.500%	09/01/41	360	284,405
			11,410,566
Mining — 0.1%
Freeport Indonesia PT (Indonesia),
Sr. Unsec’d. Notes, 144A, MTN
4.763%	04/14/27	215	194,575
Yamana Gold, Inc. (Canada),
Gtd. Notes
2.630%	08/15/31	3,050	2,249,040
			2,443,615

A16

PSF PGIM FLEXIBLE MANAGED PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2022 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Miscellaneous Manufacturing — 0.0%
Amsted Industries, Inc.,
Gtd. Notes, 144A
5.625%	07/01/27	1,200	$1,105,149
Multi-National — 0.0%
Corp. Andina de Fomento (Supranational Bank),
Sr. Unsec’d. Notes
2.750%	01/06/23	315	313,484
North American Development Bank (Supranational Bank),
Sr. Unsec’d. Notes
2.400%	10/26/22	289	288,212
			601,696
Office/Business Equipment — 0.1%
CDW LLC/CDW Finance Corp.,
Gtd. Notes
2.670%	12/01/26	1,810	1,570,480
5.500%	12/01/24	700	698,041
			2,268,521
Oil & Gas — 0.3%
Aker BP ASA (Norway),
Gtd. Notes, 144A
3.100%	07/15/31	755	592,686
Cenovus Energy, Inc. (Canada),
Sr. Unsec’d. Notes
5.400%	06/15/47	1,200	1,026,520
Devon Energy Corp.,
Sr. Unsec’d. Notes
5.600%	07/15/41	300	269,291
Ecopetrol SA (Colombia),
Sr. Unsec’d. Notes
6.875%	04/29/30	637	535,080
Endeavor Energy Resources LP/EER Finance, Inc.,
Sr. Unsec’d. Notes, 144A
5.750%	01/30/28	500	475,611
Energean Israel Finance Ltd. (Israel),
Sr. Sec’d. Notes, 144A
4.500%	03/30/24	570	535,800
4.875%	03/30/26	795	709,537
Hilcorp Energy I LP/Hilcorp Finance Co.,
Sr. Unsec’d. Notes, 144A
6.000%	04/15/30	400	352,851
6.250%	04/15/32	500	444,741
KazMunayGas National Co. JSC (Kazakhstan),
Sr. Unsec’d. Notes, 144A
4.750%	04/24/25	550	509,784
Occidental Petroleum Corp.,
Sr. Unsec’d. Notes
6.450%	09/15/36	1,155	1,149,967
Petroleos Mexicanos (Mexico),
Gtd. Notes
5.950%	01/28/31	2,146	1,444,473
6.490%	01/23/27	471	392,390
6.500%	03/13/27	330	276,342
Gtd. Notes, MTN
6.750%	09/21/47	313	173,715
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Oil & Gas (cont’d.)
6.875%	08/04/26(a)	670	$600,957
Qatar Energy (Qatar),
Sr. Unsec’d. Notes, 144A
1.375%	09/12/26	2,159	1,883,727
2.250%	07/12/31	820	660,100
			12,033,572
Packaging & Containers — 0.1%
Ball Corp.,
Gtd. Notes
3.125%	09/15/31(a)	425	318,908
Berry Global, Inc.,
Sr. Sec’d. Notes
1.570%	01/15/26	5,135	4,488,334
Graphic Packaging International LLC,
Gtd. Notes
4.125%	08/15/24	625	599,999
			5,407,241
Pharmaceuticals — 0.6%
AbbVie, Inc.,
Sr. Unsec’d. Notes
3.800%	03/15/25	1,175	1,137,650
4.250%	11/21/49	1,750	1,404,227
4.500%	05/14/35	1,910	1,704,128
4.550%	03/15/35	2,190	1,967,631
4.700%	05/14/45	1,460	1,240,335
Bayer US Finance II LLC (Germany),
Gtd. Notes, 144A
4.250%	12/15/25	1,600	1,534,151
Becton, Dickinson & Co.,
Sr. Unsec’d. Notes
3.734%	12/15/24	130	126,292
Bristol-Myers Squibb Co.,
Sr. Unsec’d. Notes
4.125%	06/15/39	410	358,032
Cigna Corp.,
Gtd. Notes
4.375%	10/15/28	9,285	8,768,496
CVS Health Corp.,
Sr. Unsec’d. Notes
4.780%	03/25/38	3,810	3,339,190
5.300%	12/05/43	250	224,418
Mylan, Inc.,
Gtd. Notes
5.200%	04/15/48	1,375	948,046
5.400%	11/29/43	845	615,626
Organon & Co./Organon Foreign Debt Co-Issuer BV,
Sr. Sec’d. Notes, 144A
4.125%	04/30/28	900	769,428
Viatris, Inc.,
Gtd. Notes
3.850%	06/22/40	470	292,196

A17

PSF PGIM FLEXIBLE MANAGED PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2022 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Pharmaceuticals (cont’d.)
Wyeth LLC,
Gtd. Notes
6.450%	02/01/24	60	$61,295
			24,491,141
Pipelines — 0.5%
Antero Midstream Partners LP/Antero Midstream Finance Corp.,
Gtd. Notes, 144A
5.750%	01/15/28(a)	750	684,571
Boardwalk Pipelines LP,
Gtd. Notes
3.400%	02/15/31	1,625	1,309,466
Eastern Gas Transmission & Storage, Inc.,
Sr. Unsec’d. Notes
4.600%	12/15/44	65	53,037
EIG Pearl Holdings Sarl (Saudi Arabia),
Sr. Sec’d. Notes, 144A
3.545%	08/31/36	1,429	1,136,055
Energy Transfer LP,
Sr. Unsec’d. Notes
4.950%	06/15/28	1,115	1,042,103
5.000%	05/15/50	1,435	1,121,341
6.125%	12/15/45	180	157,298
EQM Midstream Partners LP,
Sr. Unsec’d. Notes, 144A
7.500%	06/01/27	50	47,763
7.500%	06/01/30	50	47,346
Kinder Morgan, Inc.,
Gtd. Notes
3.600%	02/15/51	2,260	1,494,133
MPLX LP,
Sr. Unsec’d. Notes
2.650%	08/15/30(a)	595	467,739
4.000%	02/15/25	1,430	1,379,603
4.000%	03/15/28	1,385	1,263,748
4.875%	06/01/25	3,250	3,191,567
5.200%	03/01/47	40	32,962
5.500%	02/15/49	395	336,634
ONEOK Partners LP,
Gtd. Notes
6.650%	10/01/36	145	137,623
ONEOK, Inc.,
Gtd. Notes
3.100%	03/15/30	5,205	4,237,250
4.500%	03/15/50	295	212,956
4.950%	07/13/47	935	721,810
Venture Global Calcasieu Pass LLC,
Sr. Sec’d. Notes, 144A
3.875%	08/15/29	115	98,849
4.125%	08/15/31	90	74,584
Western Midstream Operating LP,
Sr. Unsec’d. Notes
5.300%	03/01/48	125	102,597
Williams Cos., Inc. (The),
Sr. Unsec’d. Notes
4.850%	03/01/48	315	260,563
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Pipelines (cont’d.)
4.900%	01/15/45	1,000	$811,945
5.100%	09/15/45	500	423,411
			20,846,954
Real Estate Investment Trusts (REITs) — 0.3%
Alexandria Real Estate Equities, Inc.,
Gtd. Notes
2.000%	05/18/32	1,815	1,336,847
Corporate Office Properties LP,
Gtd. Notes
2.900%	12/01/33	1,345	933,022
GLP Capital LP/GLP Financing II, Inc.,
Gtd. Notes
5.375%	04/15/26	1,050	1,004,045
Kimco Realty Corp.,
Sr. Unsec’d. Notes
2.700%	10/01/30	3,480	2,796,724
MPT Operating Partnership LP/MPT Finance Corp.,
Gtd. Notes
3.500%	03/15/31	950	661,681
5.000%	10/15/27(a)	400	345,489
Public Storage,
Sr. Unsec’d. Notes
2.250%	11/09/31	1,288	1,015,315
Realty Income Corp.,
Sr. Unsec’d. Notes
3.250%	01/15/31(h)	3,235	2,747,230
			10,840,353
Retail — 0.2%
1011778 BC ULC/New Red Finance, Inc. (Canada),
Sr. Sec’d. Notes, 144A
3.875%	01/15/28(a)	675	587,392
AutoZone, Inc.,
Sr. Unsec’d. Notes
1.650%	01/15/31	770	572,440
Dollar Tree, Inc.,
Sr. Unsec’d. Notes
4.000%	05/15/25	4,705	4,560,230
Gap, Inc. (The),
Gtd. Notes, 144A
3.625%	10/01/29	275	180,471
3.875%	10/01/31	275	176,207
Sally Holdings LLC/Sally Capital, Inc.,
Gtd. Notes
5.625%	12/01/25	1,375	1,302,594
			7,379,334
Semiconductors — 0.1%
Broadcom, Inc.,
Sr. Unsec’d. Notes, 144A
3.137%	11/15/35	320	224,362
3.187%	11/15/36	5,175	3,543,470
			3,767,832

A18

PSF PGIM FLEXIBLE MANAGED PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2022 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Software — 0.1%
Microsoft Corp.,
Sr. Unsec’d. Notes
2.525%	06/01/50	1,425	$937,237
ServiceNow, Inc.,
Sr. Unsec’d. Notes
1.400%	09/01/30	2,055	1,514,025
			2,451,262
Telecommunications — 0.5%
AT&T, Inc.,
Sr. Unsec’d. Notes
2.550%	12/01/33	1,216	904,913
3.500%	09/15/53	5,308	3,536,691
3.650%	09/15/59	160	103,878
4.300%	02/15/30	615	562,851
Level 3 Financing, Inc.,
Sr. Sec’d. Notes, 144A
3.400%	03/01/27	300	251,145
T-Mobile USA, Inc.,
Sr. Unsec’d. Notes
2.550%	02/15/31	1,385	1,097,187
3.875%	04/15/30	8,000	7,089,568
Verizon Communications, Inc.,
Sr. Unsec’d. Notes
2.550%	03/21/31	1,600	1,277,353
2.650%	11/20/40	1,575	1,021,522
4.016%	12/03/29	1,900	1,722,783
			17,567,891
Transportation — 0.0%
Burlington Northern Santa Fe LLC,
Sr. Unsec’d. Notes
6.700%	08/01/28	670	713,740
CSX Corp.,
Sr. Unsec’d. Notes
6.150%	05/01/37	715	740,720
Norfolk Southern Corp.,
Sr. Unsec’d. Notes
5.590%	05/17/25	100	100,642
			1,555,102

Total Corporate Bonds (cost $400,329,998)			343,158,006
Municipal Bonds — 0.4%
Alabama — 0.0%
Alabama Economic Settlement Authority,
Taxable, Revenue Bonds, Series B
4.263%	09/15/32	240	225,703
California — 0.2%
Bay Area Toll Authority,
Revenue Bonds, BABs, Series F2
6.263%	04/01/49	1,325	1,509,372
Taxable, Revenue Bonds
2.574%	04/01/31	1,210	1,045,444
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Municipal Bonds (continued)
California (cont’d.)
State of California,
General Obligation Unlimited, BABs
7.300%	10/01/39	1,270	$1,527,976
General Obligation Unlimited, Taxable, BABs
7.500%	04/01/34	475	559,890
7.625%	03/01/40	215	264,632
7.550%	04/01/39	245	301,388
			5,208,702
Colorado — 0.0%
Regional Transportation District Sales Tax Revenue,
Revenue Bonds, BABs, Series B
5.844%	11/01/50	680	739,312
Illinois — 0.1%
Chicago O’Hare International Airport,
Revenue Bonds, BABs, Series B
6.395%	01/01/40	1,030	1,138,063
State of Illinois,
General Obligation Unlimited, Series D
5.000%	11/01/22	3,190	3,193,054
			4,331,117
New Jersey — 0.1%
New Jersey Turnpike Authority,
Taxable, Revenue Bonds, BABs, Series F
7.414%	01/01/40	1,070	1,302,459
New York — 0.0%
New York City Transitional Finance Authority Future Tax Secured Revenue,
Taxable, Revenue Bonds, BABs
5.767%	08/01/36	1,075	1,094,048
Ohio — 0.0%
Ohio State University (The),
Taxable, Revenue Bonds, BABs, Series C
4.910%	06/01/40	455	449,494
Ohio Water Development Authority Water Pollution Control Loan Fund,
Taxable, Revenue Bonds, BABs, Series B2
4.879%	12/01/34	300	299,206
			748,700
Oregon — 0.0%
State of Oregon Department of Transportation,
Taxable, Revenue Bonds, BABs, Series A
5.834%	11/15/34	445	473,804
Pennsylvania — 0.0%
Pennsylvania Turnpike Commission,
Revenue Bonds, BABs, Series B
5.511%	12/01/45	550	558,626
Virginia — 0.0%
University of Virginia,
Taxable, Revenue Bonds, Series C
4.179%	09/01/2117	495	388,614

Total Municipal Bonds (cost $14,399,791)			15,071,085

A19

PSF PGIM FLEXIBLE MANAGED PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2022 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Residential Mortgage-Backed Securities — 1.4%
Alternative Loan Trust,
Series 2004-18CB, Class 3A1
5.250%	09/25/35	8	$8,162
Banc of America Mortgage Trust,
Series 2005-A, Class 2A1
2.540%(cc)	02/25/35	112	108,841
Bellemeade Re Ltd.,
Series 2019-03A, Class M1B, 144A, 1 Month LIBOR + 1.600% (Cap N/A, Floor 1.600%)
4.684%(c)	07/25/29	298	297,808
Series 2021-02A, Class M1A, 144A, 30 Day Average SOFR + 1.200% (Cap N/A, Floor 1.200%)
3.481%(c)	06/25/31	2,192	2,160,679
Series 2021-03A, Class A2, 144A, 30 Day Average SOFR + 1.000% (Cap N/A, Floor 1.000%)
3.281%(c)	09/25/31	2,100	1,974,002
Series 2021-03A, Class M1A, 144A, 30 Day Average SOFR + 1.000% (Cap N/A, Floor 1.000%)
3.281%(c)	09/25/31	1,509	1,486,300
Series 2022-01, Class M1A, 144A, 30 Day Average SOFR + 1.750% (Cap N/A, Floor 1.750%)
4.031%(c)	01/26/32	3,260	3,229,458
Chase Mortgage Finance Trust,
Series 2007-A01, Class 1A5
3.094%(cc)	02/25/37	80	77,508
Citigroup Mortgage Loan Trust,
Series 2022-A, Class A1, 144A
6.170%	09/25/62	697	683,108
Connecticut Avenue Securities Trust,
Series 2022-R01, Class 1M2, 144A, 30 Day Average SOFR + 1.900% (Cap N/A, Floor 0.000%)
4.181%(c)	12/25/41	1,760	1,602,708
Credit Suisse Mortgage Trust,
Series 2018-RPL09, Class A, 144A
3.850%(cc)	09/25/57	722	679,964
Eagle Re Ltd.,
Series 2019-01, Class M1B, 144A, 1 Month LIBOR + 1.800% (Cap N/A, Floor 0.000%)
4.884%(c)	04/25/29	180	179,350
Series 2021-02, Class M1A, 144A, 30 Day Average SOFR + 1.550% (Cap N/A, Floor 1.550%)
3.831%(c)	04/25/34	5,460	5,418,502
Fannie Mae REMIC,
Series 2014-73, Class CZ
3.000%	11/25/44	1,538	1,349,597
Series 2020-24, Class SP, IO, 1 Month LIBOR + 6.050% (Cap 6.050%, Floor 0.000%)
2.966%(c)	04/25/50	1,195	134,312
Series 2021-03, Class JI, IO
2.500%	02/25/51	3,270	436,915
FHLMC Structured Agency Credit Risk Debt Notes,
Series 2020-HQA05, Class M2, 144A, 30 Day Average SOFR + 2.600% (Cap N/A, Floor 0.000%)
4.881%(c)	11/25/50	1,928	1,906,281
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Residential Mortgage-Backed Securities (continued)
FHLMC Structured Agency Credit Risk REMIC Trust,
Series 2020-HQA03, Class M2, 144A, 1 Month LIBOR + 3.600% (Cap N/A, Floor 0.000%)
6.684%(c)	07/25/50	33	$32,512
Series 2020-HQA04, Class B1, 144A, 1 Month LIBOR + 5.250% (Cap N/A, Floor 0.000%)
8.334%(c)	09/25/50	225	223,595
Series 2021-DNA05, Class M2, 144A, 30 Day Average SOFR + 1.650% (Cap N/A, Floor 0.000%)
3.931%(c)	01/25/34	269	262,496
Series 2021-HQA03, Class M1, 144A, 30 Day Average SOFR + 0.850% (Cap N/A, Floor 0.000%)
3.131%(c)	09/25/41	6,443	6,212,697
Series 2022-DNA01, Class M1A, 144A, 30 Day Average SOFR + 1.000% (Cap N/A, Floor 0.000%)
3.281%(c)	01/25/42	1,503	1,460,064
Freddie Mac REMIC,
Series 4117, Class ZC
3.000%	10/15/42	2,569	2,298,449
Series 4535, Class PA
3.000%	03/15/44	566	531,856
Series 4680, Class GZ
3.500%	03/15/47	3,597	3,153,574
Series 5021, Class SB, IO, 30 Day Average SOFR + 3.550% (Cap 3.550%, Floor 0.000%)
1.269%(c)	10/25/50	3,967	151,526
Series 5023, Class IO, IO
2.000%	10/25/50	921	107,814
Series 5222, Class SA, IO, 30 Day Average SOFR + 3.500% (Cap 3.500%, Floor 0.000%)
1.219%(c)	05/25/52	468	9,700
Government National Mortgage Assoc.,
Series 2015-124, Class VZ
3.500%	09/20/45	2,554	2,306,021
Series 2019-69, Class KB
3.000%	06/20/49	3,423	2,731,510
Series 2021-165, Class ST, IO, 1 Month LIBOR + 3.360% (Cap 0.020%, Floor 0.000%)
0.020%(c)	01/20/50	681	226
Series 2021-177, Class SB, IO, 30 Day Average SOFR + 3.200% (Cap 3.200%, Floor 0.000%)
0.916%(c)	10/20/51	3,077	62,660
Series 2021-205, Class DS, IO, 30 Day Average SOFR + 3.200% (Cap 3.200%, Floor 0.000%)
0.916%(c)	11/20/51	4,958	101,122
Series 2022-126, Class CS, IO, 30 Day Average SOFR + 3.760% (Cap 3.760%, Floor 0.000%)
1.476%(c)	07/20/52	6,394	87,477
Series 2022-148, Class DS, IO, 30 Day Average SOFR + 3.600% (Cap 3.600%, Floor 0.000%)
1.316%(c)	08/20/52	2,351	34,593
Series 2022-46, Class S, IO, 30 Day Average SOFR + 3.500% (Cap 3.500%, Floor 0.000%)
1.216%(c)	03/20/52	1,291	25,145

A20

PSF PGIM FLEXIBLE MANAGED PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2022 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Residential Mortgage-Backed Securities (continued)
Series 2022-51, Class SC, IO, 30 Day Average SOFR + 3.500% (Cap 3.500%, Floor 0.000%)
1.216%(c)	03/20/52	5,663	$100,909
Series 2022-66, Class SB, IO, 30 Day Average SOFR + 3.850% (Cap 3.850%, Floor 0.000%)
1.566%(c)	04/20/52	1,922	42,879
Series 2022-68, Class SP, IO, 30 Day Average SOFR + 3.850% (Cap 3.850%, Floor 0.000%)
1.566%(c)	04/20/52	1,499	31,575
Series 2022-78, Class MS, IO, 30 Day Average SOFR + 3.600% (Cap 3.600%, Floor 0.000%)
1.316%(c)	04/20/52	4,921	85,499
Series 2022-78, Class SB, IO, 30 Day Average SOFR + 3.750% (Cap 3.750%, Floor 0.000%)
1.466%(c)	04/20/52	3,333	68,992
Series 2022-93, Class GS, IO, 30 Day Average SOFR + 3.650% (Cap 3.650%, Floor 0.000%)
1.366%(c)	05/20/52	1,068	18,876
Home Re Ltd.,
Series 2019-01, Class M1, 144A, 1 Month LIBOR + 1.650% (Cap N/A, Floor 0.000%)
4.734%(c)	05/25/29	168	167,336
Series 2021-02, Class M1A, 144A, 30 Day Average SOFR + 1.250% (Cap N/A, Floor 0.000%)
3.531%(c)	01/25/34	857	853,176
JPMorgan Mortgage Trust,
Series 2007-A01, Class 4A1
3.940%(cc)	07/25/35	27	25,990
Legacy Mortgage Asset Trust,
Series 2021-GS01, Class A1, 144A
1.892%	10/25/66	352	324,571
MFA Trust,
Series 2021-RPL01, Class A1, 144A
1.131%(cc)	07/25/60	2,693	2,391,330
Mill City Mortgage Loan Trust,
Series 2017-03, Class A1, 144A
2.750%(cc)	01/25/61	438	430,701
New Residential Mortgage Loan Trust,
Series 2018-04A, Class A1S, 144A, 1 Month LIBOR + 0.750% (Cap N/A, Floor 0.750%)
3.834%(c)	01/25/48	282	273,076
Oaktown Re II Ltd.,
Series 2018-01A, Class M1, 144A, 1 Month LIBOR + 1.550% (Cap N/A, Floor 0.000%)
4.634%(c)	07/25/28	136	136,149
Oaktown Re VII Ltd.,
Series 2021-02, Class M1A, 144A, 30 Day Average SOFR + 1.600% (Cap N/A, Floor 1.600%)
3.881%(c)	04/25/34	1,300	1,270,411
PMT Credit Risk Transfer Trust,
Series 2020-02R, Class A, 144A, 1 Month LIBOR + 3.815% (Cap N/A, Floor 3.815%)
6.928%(c)	12/25/22	1,644	1,594,015
Series 2021-01R, Class A, 144A, 1 Month LIBOR + 2.900% (Cap N/A, Floor 2.900%)
5.984%(c)	02/27/24	2,626	2,569,308
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Residential Mortgage-Backed Securities (continued)
Seasoned Credit Risk Transfer Trust,
Series 2019-02, Class MA
3.500%	08/25/58		683	$651,620
Structured Adjustable Rate Mortgage Loan Trust,
Series 2004-01, Class 4A3
3.624%(cc)	02/25/34		53	50,471
Towd Point Mortgage Trust,
Series 2017-05, Class A1, 144A, 1 Month LIBOR + 0.600% (Cap N/A, Floor 0.000%)
3.684%(c)	02/25/57		730	721,492
Series 2020-04, Class A1, 144A
1.750%	10/25/60		804	715,605

Total Residential Mortgage-Backed Securities (cost $58,640,788)				54,050,513
Sovereign Bonds — 0.4%
Abu Dhabi Government International Bond (United Arab Emirates),
Sr. Unsec’d. Notes, 144A
3.125%	10/11/27		3,350	3,123,456
Bermuda Government International Bond (Bermuda),
Sr. Unsec’d. Notes, 144A
2.375%	08/20/30		710	562,808
Colombia Government International Bond (Colombia),
Sr. Unsec’d. Notes
4.000%	02/26/24		175	170,330
Export-Import Bank of India (India),
Sr. Unsec’d. Notes, 144A
3.875%	02/01/28(a)		1,040	947,575
Finnvera OYJ (Finland),
Gov’t. Gtd. Notes, 144A, MTN
2.375%	06/04/25		400	378,987
Indonesia Government International Bond (Indonesia),
Sr. Unsec’d. Notes
1.450%	09/18/26	EUR	2,100	1,827,597
3.375%	07/30/25	EUR	1,500	1,440,030
Japan Finance Organization for Municipalities (Japan),
Sr. Unsec’d. Notes, 144A, MTN
2.125%	10/25/23		1,400	1,369,540
3.000%	03/12/24		400	390,957
Panama Government International Bond (Panama),
Sr. Unsec’d. Notes
4.000%	09/22/24(a)		305	296,956
4.500%	04/16/50		475	328,433
Peruvian Government International Bond (Peru),
Sr. Unsec’d. Notes
2.783%	01/23/31		453	358,663
Qatar Government International Bond (Qatar),
Sr. Unsec’d. Notes, 144A
5.103%	04/23/48		915	885,262
Saudi Government International Bond (Saudi Arabia),
Sr. Unsec’d. Notes, 144A, MTN
2.875%	03/04/23		1,785	1,769,381
Tokyo Metropolitan Government (Japan),
Sr. Unsec’d. Notes, 144A
3.250%	06/01/23		800	794,007

A21

PSF PGIM FLEXIBLE MANAGED PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2022 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Sovereign Bonds (continued)
Uruguay Government International Bond (Uruguay),
Sr. Unsec’d. Notes
5.100%	06/18/50	545	$496,393

Total Sovereign Bonds (cost $16,552,107)			15,140,375
U.S. Government Agency Obligations — 8.2%
Federal Home Loan Bank
5.500%	07/15/36(k)	1,080	1,202,136
Federal Home Loan Mortgage Corp.
1.500%	11/01/50	1,707	1,311,273
2.000%	01/01/32	431	386,092
2.000%	02/01/36	1,442	1,271,778
2.000%	06/01/40	1,139	953,909
2.000%	10/01/40	1,685	1,411,374
2.000%	09/01/50	3,323	2,706,484
2.000%	10/01/50	2,733	2,225,720
2.000%	03/01/51	1,296	1,055,129
2.000%	09/01/51	491	399,711
2.500%	03/01/30	220	204,292
2.500%	10/01/32	466	430,463
2.500%	03/01/51	1,109	938,306
2.500%	04/01/51	8,366	7,063,954
2.500%	08/01/51	494	416,087
2.500%	09/01/51	2,819	2,376,111
2.500%	10/01/51	4,185	3,536,754
2.500%	11/01/51	2,486	2,090,586
2.500%	12/01/51	3,431	2,888,568
3.000%	10/01/28	146	140,295
3.000%	06/01/29	404	383,859
3.000%	03/01/32	479	452,648
3.000%	01/01/37	203	186,162
3.000%	01/01/43	438	393,142
3.000%	07/01/43	885	792,215
3.000%	01/01/47	2,197	1,952,244
3.000%	02/01/50	1,816	1,593,320
3.000%	04/01/52	2,519	2,197,945
3.000%	05/01/52	468	408,385
3.000%	05/01/52	6,820	5,943,380
3.000%	06/01/52	9,161	8,001,961
3.500%	03/01/42	210	192,755
3.500%	06/01/42	150	138,057
3.500%	01/01/47	366	336,343
3.500%	02/01/47	537	492,392
3.500%	04/01/52	2,980	2,687,787
3.500%	05/01/52	1,500	1,352,905
4.000%	06/01/26	149	144,168
4.000%	09/01/26	81	78,243
4.000%	10/01/39	374	357,317
4.000%	12/01/40	159	151,705
4.000%	10/01/41	147	140,134
4.000%	01/01/42	52	49,925
4.000%	10/01/45	171	163,011
4.000%	04/01/52	1,463	1,366,020
4.500%	09/01/39	118	115,305
4.500%	10/01/39	644	632,226
4.500%	12/01/39	209	205,312
Interest Rate	Maturity Date	Principal Amount (000)#	Value

U.S. Government Agency Obligations(continued)
4.500%	07/01/41	70	$67,746
4.500%	07/01/41	1,131	1,109,240
4.500%	08/01/41	111	106,933
4.500%	08/01/41	113	108,254
4.500%	08/01/41	179	173,416
4.500%	10/01/41	98	93,731
4.500%	10/01/46	99	96,167
4.500%	12/01/47	448	433,928
5.000%	05/01/34	11	11,042
5.000%	05/01/34	115	115,902
5.000%	08/01/35	12	11,638
5.000%	09/01/35	25	25,252
5.000%	10/01/36	18	18,257
5.000%	05/01/37	11	10,784
5.000%	07/01/37	191	192,612
5.000%	09/01/38	26	26,012
5.000%	09/01/38	27	27,486
5.000%	09/01/38	31	31,391
5.000%	02/01/39	10	10,467
5.000%	06/01/39	31	31,036
5.500%	02/01/34	28	27,504
5.500%	04/01/34	265	266,120
5.500%	06/01/34	45	46,730
5.500%	06/01/34	79	79,692
5.500%	05/01/37	25	25,670
5.500%	02/01/38	192	198,739
5.500%	05/01/38	36	37,093
5.500%	07/01/38	170	175,376
6.000%	03/01/32	117	119,804
6.000%	12/01/33	22	22,317
6.000%	07/01/36	2	2,523
6.000%	12/01/36	4	4,436
6.000%	05/01/37	6	6,809
6.000%	12/01/37	13	13,023
6.000%	01/01/38	3	3,079
6.000%	01/01/38	6	6,449
6.000%	01/01/38	114	119,891
6.000%	10/01/38	51	53,703
6.000%	08/01/39	22	23,029
6.750%	03/15/31	500	591,577
7.000%	01/01/31	11	11,513
7.000%	06/01/31	7	7,395
7.000%	09/01/31	2	2,030
7.000%	10/01/31	23	23,881
7.000%	10/01/32	26	25,945
Federal National Mortgage Assoc.
1.500%	02/01/42	486	387,209
1.500%	10/01/50	404	311,097
1.500%	11/01/50	4,336	3,336,798
1.500%	12/01/50	4,828	3,713,947
2.000%	08/01/31	635	568,954
2.000%	02/01/41	2,313	1,937,845
2.000%	05/01/41(k)	5,155	4,319,374
2.000%	08/01/50	1,180	962,886
2.000%	10/01/50(h)	12,028	9,808,531
2.000%	02/01/51(k)	12,449	10,146,531
2.000%	03/01/51	1,679	1,367,724

A22

PSF PGIM FLEXIBLE MANAGED PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2022 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

U.S. Government Agency Obligations(continued)
2.000%	05/01/51	2,414	$1,964,984
2.000%	08/01/51	2,017	1,640,671
2.000%	10/01/51	3,016	2,451,515
2.500%	TBA	10,000	8,366,211
2.500%	TBA(tt)	23,500	19,712,002
2.500%	10/01/43	516	439,219
2.500%	12/01/46	928	793,884
2.500%	03/01/50	710	600,795
2.500%	08/01/50	3,128	2,645,017
2.500%	12/01/50	320	270,446
2.500%	04/01/51	3,689	3,115,743
2.500%	08/01/51	976	822,808
2.500%	08/01/51	989	834,135
2.500%	10/01/51	1,071	902,668
2.500%	11/01/51	4,972	4,188,019
2.500%	02/01/52	488	411,987
2.500%	03/01/52	1,012	851,282
2.500%	05/01/52	978	826,487
3.000%	TBA	8,500	7,393,620
3.000%	02/01/27	557	540,887
3.000%	08/01/30	452	426,422
3.000%	11/01/36	892	813,674
3.000%	12/01/42	488	437,698
3.000%	12/01/42	706	633,621
3.000%	03/01/43	123	109,896
3.000%	11/01/46	119	105,615
3.000%	01/01/47	955	846,846
3.000%	02/01/47	675	599,634
3.000%	03/01/47	531	471,729
3.000%	11/01/49	525	460,633
3.000%	12/01/49	320	280,999
3.000%	12/01/49	450	395,009
3.000%	01/01/50	488	427,812
3.000%	02/01/50	467	410,123
3.000%	02/01/50	500	437,943
3.000%	02/01/50	5,580	4,900,749
3.000%	03/01/50	388	340,555
3.000%	03/01/52	67	58,690
3.000%	03/01/52	1,937	1,692,253
3.000%	04/01/52	55	47,827
3.000%	04/01/52	982	857,052
3.000%	04/01/52	1,986	1,740,253
3.000%	07/01/52	5,000	4,360,627
3.500%	TBA	10,000	8,992,644
3.500%	TBA(tt)	16,500	14,848,711
3.500%	07/01/31	374	354,947
3.500%	11/01/32	216	204,588
3.500%	02/01/33	440	416,941
3.500%	05/01/33	597	566,165
3.500%	06/01/39	331	305,078
3.500%	01/01/42	2,335	2,146,568
3.500%	05/01/42	1,117	1,025,944
3.500%	07/01/42	414	380,096
3.500%	08/01/42	160	146,728
3.500%	08/01/42	396	363,662
3.500%	09/01/42	449	412,155
3.500%	09/01/42	795	729,906
Interest Rate	Maturity Date	Principal Amount (000)#	Value

U.S. Government Agency Obligations(continued)
3.500%	11/01/42	227	$208,647
3.500%	03/01/43	1,644	1,506,058
3.500%	04/01/43	253	232,264
3.500%	04/01/43	596	547,708
3.500%	07/01/43	114	104,912
3.500%	06/01/45	2,112	1,940,235
3.500%	07/01/46	284	260,480
3.500%	11/01/46	540	495,268
3.500%	09/01/47	508	464,434
3.500%	01/01/48	5,139	4,699,853
3.500%	05/01/48	474	432,940
3.500%	06/01/48	2,453	2,242,422
4.000%	12/01/36	425	405,361
4.000%	10/01/41	1,385	1,320,157
4.000%	07/01/44	494	469,737
4.000%	09/01/44	807	766,838
4.000%	10/01/46	400	377,397
4.000%	06/01/47	353	332,882
4.000%	09/01/47	131	123,864
4.000%	11/01/47	431	408,622
4.000%	11/01/47	551	522,602
4.000%	12/01/47	1,785	1,692,352
4.000%	03/01/49	3,665	3,463,976
4.000%	05/01/52	1,002	930,870
4.500%	TBA(tt)	10,000	9,525,781
4.500%	TBA	7,000	6,659,926
4.500%	07/01/33	22	21,376
4.500%	08/01/33	7	7,164
4.500%	09/01/33	22	21,647
4.500%	10/01/33	57	55,402
4.500%	03/01/34	16	16,122
4.500%	01/01/35	1	1,032
4.500%	07/01/39	412	403,205
4.500%	08/01/39	288	281,825
4.500%	09/01/39	170	165,825
4.500%	12/01/39	2	2,256
4.500%	03/01/41	673	658,852
4.500%	07/01/42	64	62,240
5.000%	TBA	14,000	13,617,259
5.000%	03/01/34	117	117,852
5.000%	04/01/35	276	277,451
5.000%	06/01/35	66	66,499
5.000%	07/01/35	66	66,608
5.000%	07/01/35	66	66,674
5.000%	09/01/35	49	49,024
5.000%	11/01/35	62	62,198
5.000%	02/01/36	36	36,542
5.500%	02/01/33	49	50,728
5.500%	08/01/33	124	126,146
5.500%	10/01/33	31	31,079
5.500%	12/01/33	29	29,719
5.500%	12/01/34	76	78,301
5.500%	10/01/35	182	182,548
5.500%	03/01/36	44	44,174
5.500%	04/01/36	46	45,906
5.500%	01/01/37	36	37,500
5.500%	04/01/37	18	18,089

A23

PSF PGIM FLEXIBLE MANAGED PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2022 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

U.S. Government Agency Obligations(continued)
5.500%	05/01/37	109	$112,291
5.500%	08/01/37	135	139,189
6.000%	10/01/33	151	155,434
6.000%	11/01/33	13	12,844
6.000%	11/01/33	13	13,025
6.000%	01/01/34	160	166,140
6.000%	02/01/34	55	57,284
6.000%	03/01/34	1	1,187
6.000%	03/01/34	9	9,427
6.000%	03/01/34	12	11,895
6.000%	11/01/34	15	15,706
6.000%	01/01/35	27	27,213
6.000%	01/01/35	69	70,404
6.000%	02/01/35	2	1,884
6.000%	02/01/35	95	96,279
6.000%	02/01/35	101	104,559
6.000%	04/01/35	9	9,580
6.000%	05/01/36	14	14,305
6.000%	06/01/36	12	12,629
6.000%	02/01/37	38	39,464
6.000%	06/01/37	11	11,292
6.000%	05/01/38	93	97,629
6.500%	09/01/32	1	897
6.500%	09/01/32	11	11,760
6.500%	09/01/32	23	23,402
6.500%	09/01/32	25	26,154
6.500%	10/01/32	28	28,388
6.500%	04/01/33	27	28,326
6.500%	11/01/33	19	19,113
6.500%	01/01/34	19	19,679
6.500%	09/01/34	34	35,376
6.500%	09/01/36	90	94,278
6.500%	10/01/36	16	16,252
6.500%	11/01/36	33	34,182
6.500%	01/01/37	36	36,860
6.500%	01/01/37	54	55,990
6.500%	09/01/37	9	9,747
6.625%	11/15/30(k)	1,080	1,264,198
7.000%	02/01/32	10	9,737
7.000%	05/01/32	9	9,557
7.000%	06/01/32	7	6,830
7.000%	07/01/32	31	31,727
7.125%	01/15/30(k)	3,600	4,267,779
Government National Mortgage Assoc.
2.000%	03/20/51	1,602	1,344,573
2.000%	07/20/51	486	407,112
2.000%	10/20/51	993	831,164
2.500%	03/20/43	372	320,338
2.500%	12/20/46	341	293,954
2.500%	05/20/51	1,636	1,412,541
2.500%	08/20/51	1,073	926,110
2.500%	11/20/51	466	401,786
3.000%	03/15/45	320	284,298
3.000%	11/20/45	423	379,962
3.000%	03/20/46	2,520	2,264,080
3.000%	07/20/46	1,636	1,469,407
3.000%	10/20/46	545	488,341
Interest Rate	Maturity Date	Principal Amount (000)#	Value

U.S. Government Agency Obligations(continued)
3.000%	02/20/47	824	$737,146
3.000%	12/20/49	163	145,118
3.000%	01/20/50	1,440	1,283,248
3.000%	06/20/51	380	336,873
3.000%	10/20/51	1,459	1,292,072
3.000%	11/20/51	954	845,508
3.000%	12/20/51	1,684	1,491,311
3.000%	04/20/52	985	872,101
3.500%	12/20/42	837	776,496
3.500%	05/20/43	170	158,296
3.500%	03/20/45	524	485,129
3.500%	04/20/45	702	651,485
3.500%	07/20/46	2,420	2,236,520
3.500%	06/20/49	3,139	2,869,433
4.000%	TBA	2,500	2,334,473
4.000%	06/15/40	65	62,259
4.000%	05/20/41	128	122,624
4.000%	12/20/42	318	303,352
4.000%	08/20/44	115	109,023
4.000%	11/20/45	548	521,137
4.000%	12/20/45	599	570,271
4.000%	11/20/46	128	121,535
4.000%	09/20/47	1,672	1,591,144
4.000%	02/20/49	960	907,773
4.000%	01/20/50	941	888,963
4.500%	04/15/40	228	224,969
4.500%	01/20/41	585	582,944
4.500%	02/20/41	350	342,411
4.500%	06/20/44	375	374,231
4.500%	09/20/46	207	200,542
4.500%	11/20/46	354	352,640
4.500%	03/20/47	292	285,546
4.500%	05/20/48	291	283,284
4.500%	06/20/48	378	367,803
4.500%	08/20/48	1,253	1,216,419
5.000%	10/20/37	78	79,348
5.000%	04/20/45	382	386,155
5.500%	11/15/32	31	31,828
5.500%	02/15/33	25	26,453
5.500%	08/15/33	47	47,188
5.500%	08/15/33	64	64,529
5.500%	09/15/33	35	35,325
5.500%	09/15/33	57	57,948
5.500%	10/15/33	45	46,410
5.500%	12/15/33	4	4,126
5.500%	04/15/34	153	160,650
5.500%	07/15/35	31	32,722
5.500%	02/15/36	85	88,265
6.000%	02/15/33	2	1,601
6.000%	04/15/33	12	12,422
6.000%	09/15/33	9	9,565
6.000%	12/15/33	22	23,711
6.000%	12/15/33	65	66,945
6.000%	01/15/34	11	11,799
6.000%	01/15/34	19	19,405
6.000%	06/20/34	40	42,153
6.000%	07/15/34	87	93,605

A24

PSF PGIM FLEXIBLE MANAGED PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2022 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

U.S. Government Agency Obligations(continued)
6.000%	10/15/34	108	$111,272
6.500%	10/15/23	—(r)	128
6.500%	12/15/23	—(r)	423
6.500%	01/15/24	—(r)	276
6.500%	01/15/24	1	792
6.500%	01/15/24	2	1,701
6.500%	01/15/24	2	2,450
6.500%	01/15/24	9	8,921
6.500%	02/15/24	—(r)	57
6.500%	02/15/24	—(r)	80
6.500%	02/15/24	—(r)	344
6.500%	02/15/24	—(r)	509
6.500%	02/15/24	1	636
6.500%	02/15/24	2	1,951
6.500%	02/15/24	2	2,252
6.500%	02/15/24	2	2,559
6.500%	02/15/24	9	9,838
6.500%	04/15/24	—(r)	97
6.500%	04/15/24	—(r)	330
6.500%	04/15/24	1	658
6.500%	04/15/24	3	2,604
6.500%	05/15/24	2	2,116
6.500%	05/15/24	4	3,946
6.500%	10/15/24	3	2,767
6.500%	12/15/30	5	4,772
6.500%	01/15/32	14	14,092
6.500%	02/15/32	9	9,805
6.500%	07/15/32	20	20,275
6.500%	08/15/32	3	3,460
6.500%	08/15/32	7	7,104
6.500%	08/15/32	23	23,671
6.500%	08/15/32	112	115,603
6.500%	06/15/35	19	19,581
6.500%	07/15/35	6	6,414
8.000%	01/15/24	2	1,708
8.000%	04/15/25	1	847
Tennessee Valley Authority, Sr. Unsec’d. Notes
1.500%	09/15/31	625	494,309

Total U.S. Government Agency Obligations (cost $351,376,714)			318,931,546
U.S. Treasury Obligations — 1.2%
U.S. Treasury Bonds
1.750%	08/15/41	9,990	6,829,102
2.000%	11/15/41(h)	18,640	13,339,250
2.250%	05/15/41	2,145	1,621,151
2.375%	02/15/42(a)	11,610	8,896,162
2.500%	05/15/46	8,190	6,203,925
U.S. Treasury Notes
3.125%	11/15/28(k)	100	94,992
U.S. Treasury Strips Coupon
2.000%(s)	08/15/39	3,780	1,911,705
2.228%(s)	05/15/28	718	571,231
2.365%(s)	08/15/44	3,095	1,222,525
2.395%(s)	11/15/43	1,156	473,779
Interest Rate	Maturity Date	Principal Amount (000)#	Value

U.S. Treasury Obligations(continued)
2.628%(s)	11/15/41	9,150	$4,070,678

Total U.S. Treasury Obligations (cost $60,439,387)			45,234,500

Total Long-Term Investments (cost $3,389,429,383)			3,568,228,049

	Shares
Short-Term Investments — 12.0%
Affiliated Mutual Funds — 12.0%
PGIM Core Ultra Short Bond Fund(wa)	395,400,452	395,400,452
PGIM Institutional Money Market Fund (cost $69,561,808; includes $69,385,885 of cash collateral for securities on loan)(b)(wa)	69,691,613	69,642,828

Total Affiliated Mutual Funds (cost $464,962,260)		465,043,280

Interest Rate	Maturity Date	Principal Amount (000)#
U.S. Treasury Obligation(k)(n) — 0.0%
U.S. Treasury Bills
3.027%	12/15/22	130	129,244
(cost $129,187)

Options Purchased*~ — 0.0%
(cost $124,429)	198,747

Total Short-Term Investments (cost $465,215,876)	465,371,271

TOTAL INVESTMENTS, BEFORE OPTIONS WRITTEN—104.1% (cost $3,854,645,259)	4,033,599,320

Options Written*~ — (0.0)%
(premiums received $120,660)	(53,370)

TOTAL INVESTMENTS, NET OF OPTIONS WRITTEN—104.1% (cost $3,854,524,599)	4,033,545,950

Liabilities in excess of other assets(z) — (4.1)%	(160,526,035)

Net Assets — 100.0%	$3,873,019,915

Below is a list of the abbreviation(s) used in the quarterly schedule of portfolio holdings:
CAD	Canadian Dollar
EUR	Euro

A25

PSF PGIM FLEXIBLE MANAGED PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2022 (unaudited)
144A	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and, pursuant to the requirements of Rule 144A, may not be resold except to qualified institutional buyers.
BABs	Build America Bonds
CDX	Credit Derivative Index
CLO	Collateralized Loan Obligation
CVA	Certificate Van Aandelen (Bearer)
EAFE	Europe, Australasia, Far East
ETF	Exchange-Traded Fund
EURIBOR	Euro Interbank Offered Rate
FHLMC	Federal Home Loan Mortgage Corporation
GMTN	Global Medium Term Note
IO	Interest Only (Principal amount represents notional)
LIBOR	London Interbank Offered Rate
LP	Limited Partnership
M	Monthly payment frequency for swaps
MSCI	Morgan Stanley Capital International
MTN	Medium Term Note
OTC	Over-the-counter
PJSC	Public Joint-Stock Company
PRFC	Preference Shares
Q	Quarterly payment frequency for swaps
REITs	Real Estate Investment Trust
REMIC	Real Estate Mortgage Investment Conduit
S&P	Standard & Poor’s
SOFR	Secured Overnight Financing Rate
STRIPs	Separate Trading of Registered Interest and Principal of Securities
T	Swap payment upon termination
TBA	To Be Announced
USOIS	United States Overnight Index Swap

*	Non-income producing security.
#	Principal or notional amount is shown in U.S. dollars unless otherwise stated.
~	See tables subsequent to the Schedule of Investments for options detail.
^	Indicates a Level 3 instrument. The aggregate value of Level 3 instruments is $1,213,972 and 0.0% of net assets.
(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $67,134,759; cash collateral of $69,385,885 (included in liabilities) was received with which the Portfolio purchased highly liquid short-term investments. In the event of significant appreciation in value of securities on loan on the last business day of the reporting period, the Portfolio may reflect a collateral value that is less than the market value of the loaned securities and such shortfall is remedied the following business day.
(b)	Represents security, or portion thereof, purchased with cash collateral received for securities on loan and includes dividend reinvestment.
(c)	Variable rate instrument. The interest rate shown reflects the rate in effect at September 30, 2022.
(cc)	Variable rate instrument. The rate shown is based on the latest available information as of September 30, 2022. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description.
(f)	Indicates a restricted security that is acquired in unregistered, private sales from the issuing company or from an affiliate of the issuer and is considered restricted as to disposition under federal securities law; the original cost of such security is $3,000,000. The value of $2,947,045 is 0.1% of net assets.
(ff)	Variable rate security. Security may be issued at a fixed coupon rate, which converts to a variable rate at a specified date. Rate shown is the rate in effect as of period end.
(h)	Represents security, or a portion thereof, segregated as collateral for OTC derivatives.
(k)	Represents security, or a portion thereof, segregated as collateral for centrally cleared/exchange-traded derivatives.
(n)	Rate shown reflects yield to maturity at purchased date.
(oo)	Perpetual security. Maturity date represents next call date.
(r)	Principal or notional amount is less than $500 par.
(s)	Represents zero coupon bond or principal only security. Rate represents yield to maturity at purchase date.
(tt)	All or partial principal amount represents “TBA” mortgage dollar rolls. The aggregate mortgage dollar roll principal amount of 50,000,000 is 1.3% of net assets.
(wa)	PGIM Investments LLC, the manager of the Portfolio, also serves as manager of the PGIM Core Ultra Short Bond Fund and PGIM Institutional Money Market Fund, if applicable.
(z)	Includes net unrealized appreciation/(depreciation) and/or market value of the below holdings which are excluded from the Schedule of Investments:
Options Purchased:
OTC Swaptions
Description	Call/ Put	Counterparty	Expiration Date	Strike	Receive	Pay	Notional Amount (000)#	Value
CDX.NA.IG.38.V1, 06/20/27	Call	Barclays Bank PLC	10/19/22	0.35%	1.00%(Q)	CDX.NA.IG.38.V1(Q)	3,440		$—
CDX.NA.IG.38.V1, 06/20/27	Call	BNP Paribas S.A.	10/19/22	0.35%	1.00%(Q)	CDX.NA.IG.38.V1(Q)	3,980		—
CDX.NA.IG.38.V1, 06/20/27	Call	Deutsche Bank AG	10/19/22	0.35%	1.00%(Q)	CDX.NA.IG.38.V1(Q)	3,990		—
CDX.NA.IG.38.V1, 06/20/27	Call	JPMorgan Chase Bank, N.A.	10/19/22	0.35%	1.00%(Q)	CDX.NA.IG.38.V1(Q)	3,440		—
A26

PSF PGIM FLEXIBLE MANAGED PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2022 (unaudited)
Options Purchased (continued):
OTC Swaptions
Description	Call/ Put	Counterparty	Expiration Date	Strike	Receive	Pay	Notional Amount (000)#	Value
CDX.NA.IG.38.V1, 06/20/27	Call	Bank of America, N.A.	11/16/22	0.35%	1.00%(Q)	CDX.NA.IG.38.V1(Q)	3,970		$—
CDX.NA.IG.38.V1, 06/20/27	Call	Citibank, N.A.	11/16/22	0.35%	1.00%(Q)	CDX.NA.IG.38.V1(Q)	3,980		—
CDX.NA.IG.38.V1, 06/20/27	Call	Goldman Sachs International	11/16/22	0.35%	1.00%(Q)	CDX.NA.IG.38.V1(Q)	3,970		—
CDX.NA.IG.38.V1, 06/20/27	Call	Morgan Stanley & Co. International PLC	11/16/22	0.35%	1.00%(Q)	CDX.NA.IG.38.V1(Q)	3,630		—
CDX.NA.IG.38.V1, 06/20/27	Call	Morgan Stanley & Co. International PLC	11/16/22	0.35%	1.00%(Q)	CDX.NA.IG.38.V1(Q)	3,630		—
CDX.NA.IG.38.V1, 06/20/27	Put	BNP Paribas S.A.	10/19/22	0.88%	CDX.NA.IG.38.V1(Q)	1.00%(Q)	3,980		23,249
CDX.NA.IG.38.V1, 06/20/27	Put	Deutsche Bank AG	10/19/22	0.90%	CDX.NA.IG.38.V1(Q)	1.00%(Q)	3,990		20,058
CDX.NA.IG.38.V1, 06/20/27	Put	Barclays Bank PLC	10/19/22	0.93%	CDX.NA.IG.38.V1(Q)	1.00%(Q)	3,440		14,776
CDX.NA.IG.38.V1, 06/20/27	Put	JPMorgan Chase Bank, N.A.	10/19/22	0.93%	CDX.NA.IG.38.V1(Q)	1.00%(Q)	3,440		14,776
CDX.NA.IG.38.V1, 06/20/27	Put	Morgan Stanley & Co. International PLC	11/16/22	0.85%	CDX.NA.IG.38.V1(Q)	1.00%(Q)	3,630		28,440
CDX.NA.IG.38.V1, 06/20/27	Put	Morgan Stanley & Co. International PLC	11/16/22	0.88%	CDX.NA.IG.38.V1(Q)	1.00%(Q)	3,630		25,750
CDX.NA.IG.38.V1, 06/20/27	Put	Bank of America, N.A.	11/16/22	0.90%	CDX.NA.IG.38.V1(Q)	1.00%(Q)	3,970		25,491
CDX.NA.IG.38.V1, 06/20/27	Put	Citibank, N.A.	11/16/22	0.93%	CDX.NA.IG.38.V1(Q)	1.00%(Q)	3,980		23,132
CDX.NA.IG.38.V1, 06/20/27	Put	Goldman Sachs International	11/16/22	0.93%	CDX.NA.IG.38.V1(Q)	1.00%(Q)	3,970		23,075
Total Options Purchased (cost $124,429)									$198,747
Options Written:
OTC Swaptions
Description	Call/ Put	Counterparty	Expiration Date	Strike	Receive	Pay	Notional Amount (000)#	Value
CDX.NA.IG.38.V1, 06/20/27	Call	BNP Paribas S.A.	10/19/22	0.80%	CDX.NA.IG.38.V1(Q)	1.00%(Q)	3,980		$(423)
CDX.NA.IG.38.V1, 06/20/27	Call	Deutsche Bank AG	10/19/22	0.80%	CDX.NA.IG.38.V1(Q)	1.00%(Q)	3,990		(423)
CDX.NA.IG.38.V1, 06/20/27	Call	Barclays Bank PLC	10/19/22	0.83%	CDX.NA.IG.38.V1(Q)	1.00%(Q)	3,440		(538)
CDX.NA.IG.38.V1, 06/20/27	Call	JPMorgan Chase Bank, N.A.	10/19/22	0.83%	CDX.NA.IG.38.V1(Q)	1.00%(Q)	3,440		(538)
CDX.NA.IG.38.V1, 06/20/27	Call	Morgan Stanley & Co. International PLC	11/16/22	0.75%	CDX.NA.IG.38.V1(Q)	1.00%(Q)	3,630		(713)
CDX.NA.IG.38.V1, 06/20/27	Call	Morgan Stanley & Co. International PLC	11/16/22	0.75%	CDX.NA.IG.38.V1(Q)	1.00%(Q)	3,630		(713)
CDX.NA.IG.38.V1, 06/20/27	Call	Bank of America, N.A.	11/16/22	0.78%	CDX.NA.IG.38.V1(Q)	1.00%(Q)	3,970		(1,032)
A27

PSF PGIM FLEXIBLE MANAGED PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2022 (unaudited)
Options Written (continued):
OTC Swaptions
Description	Call/ Put	Counterparty	Expiration Date	Strike	Receive	Pay	Notional Amount (000)#	Value
CDX.NA.IG.38.V1, 06/20/27	Call	Goldman Sachs International	11/16/22	0.78%	CDX.NA.IG.38.V1(Q)	1.00%(Q)	3,970		$(1,031)
CDX.NA.IG.38.V1, 06/20/27	Call	Citibank, N.A.	11/16/22	0.80%	CDX.NA.IG.38.V1(Q)	1.00%(Q)	3,980		(1,428)
CDX.NA.IG.38.V1, 06/20/27	Put	BNP Paribas S.A.	10/19/22	1.18%	1.00%(Q)	CDX.NA.IG.38.V1(Q)	3,980		(3,111)
CDX.NA.IG.38.V1, 06/20/27	Put	Barclays Bank PLC	10/19/22	1.20%	1.00%(Q)	CDX.NA.IG.38.V1(Q)	3,440		(2,272)
CDX.NA.IG.38.V1, 06/20/27	Put	Deutsche Bank AG	10/19/22	1.20%	1.00%(Q)	CDX.NA.IG.38.V1(Q)	3,990		(2,635)
CDX.NA.IG.38.V1, 06/20/27	Put	JPMorgan Chase Bank, N.A.	10/19/22	1.23%	1.00%(Q)	CDX.NA.IG.38.V1(Q)	3,440		(1,924)
CDX.NA.IG.38.V1, 06/20/27	Put	Morgan Stanley & Co. International PLC	11/16/22	1.15%	1.00%(Q)	CDX.NA.IG.38.V1(Q)	3,630		(8,828)
CDX.NA.IG.38.V1, 06/20/27	Put	Morgan Stanley & Co. International PLC	11/16/22	1.20%	1.00%(Q)	CDX.NA.IG.38.V1(Q)	3,630		(7,313)
CDX.NA.IG.38.V1, 06/20/27	Put	Bank of America, N.A.	11/16/22	1.23%	1.00%(Q)	CDX.NA.IG.38.V1(Q)	3,970		(7,287)
CDX.NA.IG.38.V1, 06/20/27	Put	Goldman Sachs International	11/16/22	1.25%	1.00%(Q)	CDX.NA.IG.38.V1(Q)	3,970		(6,646)
CDX.NA.IG.38.V1, 06/20/27	Put	Citibank, N.A.	11/16/22	1.28%	1.00%(Q)	CDX.NA.IG.38.V1(Q)	3,980		(6,080)
GS_21-PJ2A^	Put	Goldman Sachs International	11/15/24	0.50%	0.50%(M)	GS_21-PJ2A(M)	7,000		(150)
GS_21-PJA^	Put	Goldman Sachs International	06/17/24	0.25%	0.25%(M)	GS_21-PJA(M)	13,500		(285)
Total Options Written (premiums received $120,660)									$(53,370)
Futures contracts outstanding at September 30, 2022:
Number of Contracts	Type	Expiration Date	Current Notional Amount	Value / Unrealized Appreciation (Depreciation)
Long Positions:
280	2 Year U.S. Treasury Notes	Dec. 2022	$57,509,375	$(944,299)
566	10 Year U.S. Treasury Notes	Dec. 2022	63,427,375	(2,873,843)
482	30 Year U.S. Ultra Treasury Bonds	Dec. 2022	66,034,000	(6,340,899)
6	Mini MSCI EAFE Index	Dec. 2022	498,180	(66,763)
6	S&P 500 E-Mini Index	Dec. 2022	1,080,450	(145,470)
				(10,371,274)
Short Positions:
13	5 Year Euro-Bobl	Dec. 2022	1,525,693	40,123
25	5 Year U.S. Treasury Notes	Dec. 2022	2,687,695	7,023
30	10 Year Euro-Bund	Dec. 2022	4,071,814	208,723
28	10 Year U.S. Ultra Treasury Notes	Dec. 2022	3,317,563	212,619
440	20 Year U.S. Treasury Bonds	Dec. 2022	55,618,750	4,164,303
16	Euro Schatz Index	Dec. 2022	1,680,433	14,983
				4,647,774
				$(5,723,500)
A28

PSF PGIM FLEXIBLE MANAGED PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2022 (unaudited)
Forward foreign currency exchange contracts outstanding at September 30, 2022:
Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts:
Euro,
Expiring 10/04/22	The Toronto-Dominion Bank	EUR	19,901	$19,187,820	$19,509,448	$321,628	$—

Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts:
Canadian Dollar,
Expiring 10/19/22	The Toronto-Dominion Bank	CAD	4,286	$3,300,821	$3,102,948	$197,873	$—
Euro,
Expiring 10/04/22	BNP Paribas S.A.	EUR	19,901	19,888,979	19,509,448	379,531	—
Expiring 11/02/22	The Toronto-Dominion Bank	EUR	19,901	19,227,822	19,548,577	—	(320,755)
				$42,417,622	$42,160,973	577,404	(320,755)
						$899,032	$(320,755)
Credit default swap agreements outstanding at September 30, 2022:
Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at September 30, 2022(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Credit Default Swap Agreements on asset-backed and/or mortgage-backed securities - Sell Protection(2)^:
GS_21-PJ2A	10/14/22	0.500%(M)	3,189	0.500%	$2,080	$(41)	$2,121	Goldman Sachs International
GS_21-PJA	10/14/22	0.250%(M)	6,151	*	2,006	(40)	2,046	Goldman Sachs International
					$4,086	$(81)	$4,167

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Value at Trade Date	Value at September 30, 2022	Unrealized Appreciation (Depreciation)
Centrally Cleared Credit Default Swap Agreement on credit indices - Buy Protection(1):
CDX.NA.IG.39.V1	12/20/27	1.000%(Q)	34,040	$(37,928)	$106,437	$144,365
The Portfolio entered into credit default swaps (“CDS”) to provide a measure of protection against defaults or to take an active long or short position with respect to the likelihood of a particular issuer’s default or the reference entity’s credit soundness. CDS contracts generally trade based on a spread which represents the cost a protection buyer has to pay the protection seller. The protection buyer is said to be short the credit as the value of the contract rises the more the credit deteriorates. The value of the CDS contract increases for the protection buyer if the spread increases.
(1)	If the Portfolio is a buyer of protection, it pays the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and make delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(2)	If the Portfolio is a seller of protection, it receives the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(3)	Notional amount represents the maximum potential amount the Portfolio could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
A29

PSF PGIM FLEXIBLE MANAGED PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2022 (unaudited)
(4)	Implied credit spreads, represented in absolute terms, utilized in determining the fair value of credit default swap agreements where the Portfolio is the seller of protection as of the reporting date serve as an indicator of the current status of the payment/ performance risk and represent the likelihood of risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include up-front payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement.
*	When an implied credit spread is not available, reference the fair value of credit default swap agreements on credit indices and asset-backed securities. Where the Portfolio is the seller of protection, it serves as an indicator of the current status of the payment/performance risk and represents the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the reporting date. Increasing fair value in absolute terms, when compared to the notional amount of the swap, represents a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement.
Total return swap agreements outstanding at September 30, 2022:
Reference Entity	Financing Rate	Counterparty	Termination Date	Long (Short) Notional Amount (000)#(1)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)(2)
OTC Total Return Swap Agreements:
U.S. Treasury Bond(T)	1 Day USOIS +4bps(T)	Bank of America, N.A.	11/10/22	27,440	$(2,824,259)	$—	$(2,824,259)
U.S. Treasury Bond(T)	1 Day USOIS +4bps(T)	JPMorgan Chase Bank, N.A.	11/22/22	18,765	(1,543,947)	—	(1,543,947)
					$(4,368,206)	$—	$(4,368,206)
(1)	On a long total return swap, the Portfolio receives payments for any positive return on the reference entity (makes payments for any negative return) and pays the financing rate. On a short total return swap, the Portfolio makes payments for any positive return on the reference entity (receives payments for any negative return) and receives the financing rate.
(2)	Upfront/recurring fees or commissions, as applicable, are included in the net unrealized appreciation (depreciation).
Other information regarding the Portfolio is available in the Portfolio’s most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).
A30